United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/07

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments
Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--98.7%
		Agricultural Chemicals--0.8%
11,000		Bunge Ltd.	$833,360
5,100		CF Industries Holdings, Inc.	202,419
6,500		FMC Corp.	500,045
23,400		Monsanto Co.	1,380,366
		TOTAL	2,916,190
		Agricultural Machinery--0.2%
8,400		Deere & Co.	918,960
		Aluminum--0.4%
42,800		Alcoa, Inc.	1,518,972
		Apparel--1.1%
71,900	[1]	Coach, Inc.	3,510,877
8,000	[1]	DSW, Inc., Class A	310,080
9,500	[1]	Zumiez, Inc.	374,870
		TOTAL	4,195,827
		Auto Original Equipment Manufacturers--0.4%
7,100		American Axle & Manufacturing Holdings, Inc.	198,445
3,300	[1]	AutoZone, Inc.	439,032
6,900		Johnson Controls, Inc.	706,077
6,400		Superior Industries International, Inc.	146,240
		TOTAL	1,489,794
		Biotechnology--5.5%
214,700	[1]	Genentech, Inc.	17,173,853
36,700	[1]	Gilead Sciences, Inc.	2,999,124
6,800	[1]	Martek Biosciences Corp.	146,812
		TOTAL	20,319,789
		Building Materials--0.0%
3,900		Lennox International, Inc.	131,859
		Building Supply Stores--4.1%
343,500		Home Depot, Inc.	13,008,345
73,100		Lowe's Cos., Inc.	2,233,936
		TOTAL	15,242,281
		Cable TV--0.0%
100	[1]	Viacom, Inc., Class B	4,125
		Cellular Communications--0.1%
3,100	[1]	U.S. Cellular Corp.	224,750
		Cement--0.6%
15,300		Martin Marietta Materials	2,231,046
		Clothing Stores--0.7%
28,800	[1]	Aeropostale, Inc.	1,185,120
13,500		American Eagle Outfitters, Inc.	397,845
3,600		Buckle, Inc.	128,232
13,100	[1]	Gymboree Corp.	500,158
4,500		Mens Wearhouse, Inc.	194,715
		TOTAL	2,406,070
		Commodity Chemicals--0.8%
66,400		Dow Chemical Co.	2,962,104
		Computer Peripherals--0.8%
6,000	[1]	Hutchinson Technology, Inc.	114,000
42,200	[1]	Network Appliance, Inc.	1,570,262
61,900	[1]	Western Digital Corp.	1,094,392
		TOTAL	2,778,654
		Computer Services--0.7%
22,800	[1]	Cognizant Technology Solutions Corp.	2,038,320
8,000	[1]	Riverbed Technology, Inc.	255,280
4,500		Syntel, Inc.	157,770
		TOTAL	2,451,370
		Computer Stores--0.1%
25,800	[1]	Ingram Micro, Inc., Class A	506,196
		Computers - Low End--4.7%
172,600	[1]	Apple, Inc.	17,225,480
10,300	[1]	Palm, Inc.	173,864
		TOTAL	17,399,344
		Construction Machinery--0.1%
6,000		Manitowoc, Inc.	409,380
		Crude Oil & Gas Production--1.1%
25,100		Anadarko Petroleum Corp.	1,171,166
13,400	[1]	Bill Barrett Corp.	494,460
26,900		Devon Energy Corp.	1,960,203
12,300		Pogo Producing Co.	593,598
		TOTAL	4,219,427
		Defense Aerospace--0.1%
2,100		Goodrich (B.F.) Co.	119,364
4,700	[1]	TransDigm Group, Inc.	177,989
		TOTAL	297,353
		Defense Electronics--0.1%
7,200		Raytheon Co.	385,488
		Discount Department Stores--0.3%
26,700		Foot Locker, Inc.	635,193
8,500		Wal-Mart Stores, Inc.	407,320
		TOTAL	1,042,513
		Diversified Leisure--0.6%
26,300		Carnival Corp.	1,285,807
24,000		Royal Caribbean Cruises Ltd.	997,680
		TOTAL	2,283,487
		Drug Stores--0.1%
9,900		Longs Drug Stores Corp.	541,926
		Electric Utility--1.4%
4,600	[1]	Allegheny Energy, Inc.	245,916
31,500		Ameren Corp.	1,655,955
4,200	[1]	El Paso Electric Co.	110,880
1,000		Northeast Utilities Co.	32,170
11,900		OGE Energy Corp.	457,436
3,100		P G & E Corp.	156,860
7,100		Portland General Electric Co.	205,758
31,600		Sempra Energy	2,005,968
10,300		Westar Energy, Inc.	280,366
		TOTAL	5,151,309
		Electrical Equipment--0.1%
7,900	[1]	Houston Wire & Cable Co.	232,892
		Electronic Instruments--0.1%
3,000		Analogic Corp.	183,900
2,300	[1]	Dionex Corp.	158,700
		TOTAL	342,600
		Electronics Stores--0.1%
25,800		Circuit City Stores, Inc.	450,210
		Ethical Drugs--1.1%
12,200	[1]	King Pharmaceuticals, Inc.	249,490
118,700		Pfizer, Inc.	3,140,802
13,500		Schering Plough Corp.	428,355
15,600	[1]	Sciele Pharma, Inc.	385,632
		TOTAL	4,204,279
		Financial Services--4.2%
55,200		Ambac Financial Group, Inc.	5,067,360
38,200	[1]	Americredit Corp.	963,786
31,500		Ameriprise Financial, Inc.	1,873,305
124,200		CIT Group, Inc.	7,408,530
4,800		MBIA Insurance Corp.	333,888
		TOTAL	15,646,869
		Gas Distributor--0.1%
5,900		NICOR, Inc.	302,316
		Home Building--1.3%
4,800		Brookfield Homes Corp.	163,008
31,100		Centex Corp.	1,392,347
19,000	[1]	Hovnanian Enterprises, Inc., Class A	455,810
5,700		KB HOME	251,427
14,100		M.D.C. Holdings, Inc.	722,766
68,500		Pulte Homes, Inc.	1,842,650
5,500		Standard Pacific Corp.	114,675
		TOTAL	4,942,683
		Hotels and Motels--0.0%
1,600	[1]	Wynn Resorts Ltd.	163,536
		Household Appliances--0.1%
3,900	[1]	Middleby Corp.	535,392
		Insurance Brokerage--0.1%
7,300		Odyssey Re Holdings Corp.	305,870
		Integrated Domestic Oil--0.5%
19,100		Marathon Oil Corp.	1,939,605
		Integrated International Oil--2.3%
58,500		Chevron Corp.	4,550,715
49,500		Exxon Mobil Corp.	3,929,310
		TOTAL	8,480,025
		Internet Services--4.1%
20,500	[1]	Amazon.com, Inc.	1,257,265
375,200	[1]	eBay, Inc.	12,734,288
21,900	[1]	Priceline.com, Inc.	1,218,516
12,900	[1]	RealNetworks, Inc.	97,395
		TOTAL	15,307,464
		Iron Ore Production--0.1%
5,100		Cleveland Cliffs, Inc.	353,379
		Life Insurance--4.3%
2,500		Delphi Financial Group, Inc., Class A	106,750
142,100		MetLife, Inc.	9,335,970
8,300		Nationwide Financial Services, Inc., Class A	474,179
6,500		Protective Life Corp.	304,850
54,400		Prudential Financial, Inc.	5,168,000
9,700		Torchmark Corp.	662,510
		TOTAL	16,052,259
		Lumber Products--0.1%
20,900		Louisiana-Pacific Corp.	411,939
		Major Steel Producer--0.5%
19,800		United States Steel Corp.	2,010,492
		Maritime--0.1%
1,000	[1]	American Commercial Lines, Inc.	29,470
11,900	[1]	Genco Shipping & Trading Ltd.	425,544
		TOTAL	455,014
		Medical Supplies--0.2%
8,000	[1]	Immucor, Inc.	261,040
7,200		Mentor Corp.	280,152
		TOTAL	541,192
		Medical Technology--0.3%
3,900	[1]	Intuitive Surgical, Inc.	505,674
100	[1]	St. Jude Medical, Inc.	4,279
6,200		Stryker Corp.	402,628
		TOTAL	912,581
		Metal Containers--0.1%
3,100		Greif Brothers Corp., Class A	172,360
		Metal Fabrication--0.7%
2,900		Olympic Steel, Inc.	96,512
23,200		Precision Castparts Corp.	2,415,352
10,100		Worthington Industries, Inc.	224,725
		TOTAL	2,736,589
		Mini-Mill Producer--0.2%
23,400		Commercial Metals Corp.	784,602
		Miscellaneous Metals--0.3%
2,500		Kennametal, Inc.	176,400
9,600		Metal Management, Inc.	461,472
28,000	[1]	USEC, Inc.	564,760
		TOTAL	1,202,632
		Miscellaneous Components--0.1%
14,600	[1]	International Rectifier Corp.	515,088
		Money Center Bank--8.2%
174,400		Bank of America Corp.	8,876,960
131,500		Citigroup, Inc.	7,051,030
273,400		J.P. Morgan Chase & Co.	14,244,140
6,700		U.S. Bancorp	230,145
		TOTAL	30,402,275
		Mortgage and Title--0.3%
4,700		Countrywide Financial Corp.	174,276
7,300		LandAmerica Financial Group, Inc.	586,555
6,700		PMI Group, Inc.	324,749
		TOTAL	1,085,580
		Multi-Industry Transportation--0.5%
13,100		FedEx Corp.	1,381,264
11,400	[1]	Hub Group, Inc.	410,400
		TOTAL	1,791,664
		Multi-Industry Capital Goods--0.4%
12,400		Acuity Brands, Inc.	733,088
10,900		Honeywell International, Inc.	590,562
		TOTAL	1,323,650
		Multi-Line Insurance--6.3%
89,250		Allstate Corp.	5,562,060
243,600		American International Group, Inc.	17,030,076
4,800		Assurant, Inc.	276,144
3,600		Genworth Financial, Inc., Class A	131,364
5,700		Zenith National Insurance Corp.	263,625
		TOTAL	23,263,269
		Newspaper Publishing--0.1%
3,700		Gannett Co., Inc.	211,122
		Office Furniture--0.1%
11,900		Knoll, Inc.	276,318
		Offshore Driller--0.7%
40,500		Tidewater, Inc.	2,560,005
		Oil Refiner--3.7%
300		Tesoro Petroleum Corp.	36,360
194,600		Valero Energy Corp.	13,666,758
		TOTAL	13,703,118
		Oil Service, Explore & Drill--0.1%
6,400	[1]	Grant Prideco, Inc.	329,856
		Oil Well Supply--5.0%
18,800	[1]	FMC Technologies, Inc.	1,332,544
229,900		Schlumberger Ltd.	16,973,517
		TOTAL	18,306,061
		Other Computer Hardware--0.0%
9,400	[1]	Smart Modular Technologies (WWH), Inc.	125,020
		Personal Loans--0.1%
3,700		ASTA Funding, Inc.	161,801
2,500		Advanta Corp., Class B	114,550
		TOTAL	276,351
		Personnel Agency--0.2%
5,200		Manpower, Inc.	417,300
6,000		Robert Half International, Inc.	199,800
		TOTAL	617,100
		Poultry Products--0.1%
10,100		Pilgrim's Pride Corp.	368,751
		Property Liability Insurance--4.9%
19,600		American Financial Group, Inc.	691,292
15,400		Berkley, W. R. Corp.	500,346
66,000		Chubb Corp.	3,552,780
14,600		HCC Insurance Holdings, Inc.	447,636
25,100		Loews Corp.	1,187,732
7,800		Ohio Casualty Corp.	246,792
83,000		Progressive Corp., OH	1,914,810
11,200		Reinsurance Group of America	697,872
21,500		SAFECO Corp.	1,434,910
134,700		The Travelers Cos., Inc.	7,287,270
		TOTAL	17,961,440
		Railroad--2.9%
119,700		Norfolk Southern Corp.	6,372,828
36,900		Union Pacific Corp.	4,215,825
		TOTAL	10,588,653
		Recreational Goods--0.0%
10,400	[1]	Smith & Wesson Holding Corp.	142,688
		Regional Bank--4.9%
4,300		Associated Banc Corp.	139,234
27,700		BB&T Corp.	1,152,874
3,600		Central Pacific Financial Corp.	123,696
2,900		City National Corp.	212,338
56,500		Comerica, Inc.	3,497,915
49,300		Fifth Third Bancorp	2,001,087
3,200		Huntington Bancshares, Inc.	70,976
117,213		KeyCorp	4,182,160
11,700		National City Corp.	427,635
49,000		SunTrust Banks, Inc.	4,136,580
17,400		UnionBanCal Corp.	1,069,752
17,700		Wells Fargo & Co.	635,253
5,500		Zions Bancorp	449,900
		TOTAL	18,099,400
		Restaurant--0.3%
6,200	[1]	Buffalo Wild Wings, Inc.	404,736
6,400	[1]	P. F. Chang's China Bistro, Inc.	244,800
9,100	[1]	Starbucks Corp.	282,282
		TOTAL	931,818
		Rubber--0.1%
8,700		Cooper Tire & Rubber Co.	168,171
		Savings & Loan--0.6%
13,700		BankUnited Financial Corp., Class A	296,605
3,800		Downey Financial Corp.	254,410
5,100	[1]	FirstFed Financial Corp.	313,548
53,300		Hudson City Bancorp, Inc.	709,956
15,300		Newalliance Bancshares, Inc.	238,833
7,300		Washington Mutual Bank	306,454
		TOTAL	2,119,806
		Securities Brokerage--6.0%
11,400		Bear Stearns & Co., Inc.	1,774,980
34,100		Lehman Brothers Holdings, Inc.	2,567,048
96,600		Merrill Lynch & Co., Inc.	8,716,218
110,000		Morgan Stanley	9,241,100
		TOTAL	22,299,346
		Semiconductor Distribution--0.5%
24,600	[1]	Arrow Electronics, Inc.	972,192
24,800	[1]	Avnet, Inc.	1,014,320
		TOTAL	1,986,512
		Semiconductor Manufacturing--0.2%
9,500		KLA-Tencor Corp.	527,725
1,800	[1]	MEMC Electronic Materials, Inc.	98,784
22,700	[1]	Spansion, Inc.	222,914
		TOTAL	849,423
		Services to Medical Professionals--0.1%
7,200	[1]	Humana, Inc.	455,328
100	[1]	Medco Health Solutions, Inc.	7,802
		TOTAL	463,130
		Shoes--0.3%
20,600	[1]	Crocs, Inc.	1,151,128
		Software Packaged/Custom--0.9%
12,000	[1]	Akamai Technologies, Inc.	528,960
15,500		CA, Inc.	422,530
26,500	[1]	Computer Sciences Corp.	1,471,810
2,700		Quality Systems, Inc.	109,269
9,800	[1]	THQ, Inc.	327,026
21,000	[1]	ValueClick, Inc.	600,600
		TOTAL	3,460,195
		Specialty Chemicals--0.3%
8,800		Cabot Corp.	398,640
8,100		Minerals Technologies, Inc.	515,322
1		Tronox, Inc., Class B	14
		TOTAL	913,976
		Specialty Retailing--0.6%
22,000		Borders Group, Inc.	464,420
56,200	[1]	CarMax, Inc.	1,400,504
4,200		Pep Boys-Manny Moe & Jack	78,330
11,800		PetSmart, Inc.	391,642
		TOTAL	2,334,896
		Stainless Steel Producer--0.1%
2,100		Allegheny Technologies, Inc.	230,118
		Telecommunication Equipment & Services--3.5%
6,100	[1]	C-COR Electronics, Inc.	75,152
295,300		Qualcomm, Inc.	12,934,140
		TOTAL	13,009,292
		Telephone Utility--0.5%
32,600		Embarq Corp.	1,957,304
		Trucking--0.1%
7,700		Con-way, Inc.	420,651
		Undesignated Consumer Cyclicals--0.2%
1,000	[1]	Alliance Data Systems Corp.	63,660
3,500	[1]	ITT Educational Services, Inc.	340,235
9,700	[1]	TeleTech Holdings, Inc.	365,981
		TOTAL	769,876
		TOTAL COMMON STOCKS (IDENTIFIED COST $339,555,624)	365,528,045
		REPURCHASE AGREEMENT--1.8%
$6,660,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007, under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,337. (AT COST)	6,660,000
		TOTAL INVESTMENTS – 100.5% (IDENTIFIED COST $346,215,624)[2]	372,188,045
		OTHER ASSETS AND LIABILITIES – NET – (0.5)%	(1,967,903)
		TOTAL NET ASSETS – 100%	$370,220,142

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $346,215,624. The net unrealized appreciation of investments for federal tax purposes was $25,972,421. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,893,864 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,921,443.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—57.5%
		Agricultural Chemicals—0.4%
2,300		Bunge Ltd.	$174,248
1,100		CF Industries Holdings, Inc.	43,659
1,100		FMC Corp.	84,623
5,100		Monsanto Co.	300,849
		TOTAL	603,379
		Agricultural Machinery—0.1%
700		Deere & Co.	76,580
		Aluminum--0.2%
9,700		Alcoa, Inc.	344,253
		Apparel--0.6%
15,600	[1]	Coach, Inc.	761,748
2,100	[1]	DSW, Inc.	81,396
2,000	[1]	Zumiez, Inc.	78,920
		TOTAL	922,064
		Auto Original Equipment Manufacturers --0.2%
1,500		American Axle & Manufacturing Holdings, Inc.	41,925
200	[1]	AutoZone, Inc.	26,608
1,500		Johnson Controls, Inc.	153,495
1,900		Superior Industries International, Inc.	43,415
		TOTAL	265,443
		Biotechnology--2.8%
44,000	[1]	Genentech, Inc.	3,519,560
7,900	[1]	Gilead Sciences, Inc.	645,588
1,400	[1]	Martek Biosciences Corp.	30,226
		TOTAL	4,195,374
		Building Materials--0.0%
1,000		Lennox International, Inc.	33,810
		Building Supply Stores--2.2%
73,900		Home Depot, Inc.	2,798,593
16,800		Lowe's Cos., Inc.	513,408
		TOTAL	3,312,001
		Cable TV--0.0%
100	[1]	Viacom, Inc., Class B - New	4,125
		Cellular Communications--0.0%
800	[1]	U.S. Cellular Corp.	58,000
		Cement--0.3%
3,300		Martin Marietta Materials	481,206
		Clothing Stores--0.4%
6,100	[1]	Aeropostale, Inc.	251,015
3,100		American Eagle Outfitters, Inc.	91,357
1,100		Buckle, Inc.	39,182
2,800	[1]	Gymboree Corp.	106,904
1,000		Mens Wearhouse, Inc.	43,270
		TOTAL	531,728
		Commodity Chemicals--0.4%
14,200		Dow Chemical Co.	633,462
		Computer Peripherals--0.4%
1,400	[1]	Hutchinson Technology, Inc.	26,600
9,400	[1]	Network Appliance, Inc.	349,774
13,600	[1]	Western Digital Corp.	240,448
		TOTAL	616,822
		Computer Services--0.4%
4,900	[1]	Cognizant Technology Solutions Corp.	438,060
1,700	[1]	Riverbed Technology, Inc.	54,247
1,000		Syntel, Inc.	35,060
		TOTAL	527,367
		Computer Stores--0.1%
6,200	[1]	Ingram Micro, Inc., Class A	121,644
		Computers - Low End--2.5%
37,000	[1]	Apple, Inc.	3,692,600
		Construction Machinery--0.1%
1,300		Manitowoc, Inc.	88,699
		Crude Oil & Gas Production--0.8%
10,200		Anadarko Petroleum Corp.	475,932
2,500	[1]	Bill Barrett Corp.	92,250
6,200		Devon Energy Corp.	451,794
2,600		Pogo Producing Co.	125,476
		TOTAL	1,145,452
		Defense Aerospace--0.0%
400		Goodrich (B.F.) Co.	22,736
800	[1]	Transdigm Group, Inc.	30,296
		TOTAL	53,032
		Defense Electronics--0.0%
1,300		Raytheon Co.	69,602
		Discount Department Stores--0.1%
6,000		Foot Locker, Inc.	142,740
100		Wal-Mart Stores, Inc.	4,792
		TOTAL	147,532
		Diversified Leisure--0.3%
4,500		Carnival Corp.	220,005
5,100		Royal Caribbean Cruises, Ltd.	212,007
		TOTAL	432,012
		Drug Stores--0.1%
1,900		Longs Drug Stores Corp.	104,006
		Electric Utility--0.7%
300	[1]	Allegheny Energy, Inc.	16,038
6,900		Ameren Corp.	362,733
1,000	[1]	El Paso Electric Co.	26,400
300		Northeast Utilities Co.	9,651
2,500		OGE Energy Corp.	96,100
600		P G & E Corp.	30,360
1,300		Portland General Electric Co.	37,674
6,900		Sempra Energy	438,012
2,200		Westar Energy, Inc.	59,884
		TOTAL	1,076,852
		Electrical Equipment--0.0%
1,700	[1]	Houston Wire & Cable Co.	50,116
		Electronic Instruments--0.0%
500		Analogic Corp.	30,650
400	[1]	Dionex Corp.	27,600
		TOTAL	58,250
		Electronics Stores--0.1%
5,900		Circuit City Stores, Inc.	102,955
		Ethical Drugs--0.5%
2,600	[1]	King Pharmaceuticals, Inc.	53,170
20,300		Pfizer, Inc.	537,138
3,000		Schering Plough Corp.	95,190
3,200	[1]	Sciele Pharma, Inc.	79,104
		TOTAL	764,602
		Financial Services--2.2%
11,400		Ambac Financial Group, Inc.	1,046,520
7,900	[1]	Americredit Corp.	199,317
6,000		Ameriprise Financial, Inc.	356,820
25,600		CIT Group, Inc.	1,527,040
1,300		MBIA, Inc.	90,428
		TOTAL	3,220,125
		Gas Distributor--0.0%
1,000		NICOR, Inc.	51,240
		Home Building--0.7%
800		Brookfield Homes Corp.	27,168
6,900		Centex Corp.	308,913
4,200	[1]	Hovnanian Enterprises, Inc., Class A	100,758
1,400		KB Home	61,754
2,900		M.D.C. Holdings, Inc.	148,654
14,800		Pulte Homes, Inc.	398,120
1,200		Standard Pacific Corp.	25,020
		TOTAL	1,070,387
		Hotels and Motels--0.0%
400	[1]	Wynn Resorts Ltd.	40,884
		Household Appliances--0.1%
800	[1]	Middleby Corp.	109,824
		Insurance Brokerage--0.1%
1,800		Odyssey Re Holdings Corp.	75,420
		Integrated Domestic Oil--0.2%
3,600		Marathon Oil Corp.	365,580
		Integrated International Oil--1.2%
11,700		Chevron Corp.	910,143
10,400		Exxon Mobil Corp.	825,552
		TOTAL	1,735,695
		Internet Services--2.2%
4,200	[1]	Amazon.com, Inc.	257,586
81,000	[1]	eBay, Inc.	2,749,140
4,600	[1]	Priceline.com, Inc.	255,944
2,700	[1]	Realnetworks, Inc.	20,385
		TOTAL	3,283,055
		Iron Ore Production--0.1%
1,100		Cleveland Cliffs, Inc.	76,219
		Life Insurance--2.3%
500		Delphi Financial Group, Inc., Class A	21,350
30,600		MetLife, Inc.	2,010,420
1,900		Nationwide Financial Services, Inc., Class A	108,547
300		Principal Financial Group	19,047
1,300		Protective Life Corp.	60,970
11,100		Prudential Financial	1,054,500
2,000		Torchmark Corp.	136,600
		TOTAL	3,411,434
		Lumber Products--0.1%
4,500		Louisiana-Pacific Corp.	88,695
		Major Steel Producer--0.3%
4,300		United States Steel Corp.	436,622
		Maritime--0.1%
200	[1]	American Commercial Lines	5,894
2,600	[1]	Genco Shipping & Trading Ltd.	92,976
		TOTAL	98,870
		Medical Supplies--0.1%
1,700	[1]	Immucor, Inc.	55,471
2,200		Mentor Corp.	85,602
		TOTAL	141,073
		Medical Technology--0.1%
800	[1]	Intuitive Surgical, Inc.	103,728
100	[1]	St. Jude Medical, Inc.	4,279
1,300		Stryker Corp.	84,422
		TOTAL	192,429
		Metal Containers--0.0%
700		Greif Brothers Corp., Class A	38,920
		Metal Fabrication--0.4%
700		Olympic Steel, Inc.	23,296
4,900		Precision Castparts Corp.	510,139
2,100		Worthington Industries, Inc.	46,725
		TOTAL	580,160
		Mini-Mill Producer--0.1%
5,400		Commercial Metals Corp.	181,062
		Miscellaneous Components--0.1%
3,100	[1]	International Rectifier Corp.	109,368
		Miscellaneous Metals--0.2%
500		Kennametal, Inc.	35,280
2,300		Metal Management, Inc.	110,561
6,000	[1]	USEC, Inc.	121,020
		TOTAL	266,861
		Money Center Bank--4.1%
26,700		Bank of America Corp.	1,359,030
26,800		Citigroup, Inc.	1,437,016
62,500		J.P. Morgan Chase & Co.	3,256,250
1,300		U.S. Bancorp	44,655
		TOTAL	6,096,951
		Mortgage and Title--0.1%
1,600		LandAmerica Financial Group, Inc.	128,560
1,700		PMI Group, Inc.	82,399
		TOTAL	210,959
		Multi-Industry Capital Goods--0.3%
3,100		Acuity Brands, Inc.	183,272
3,900		Honeywell International, Inc.	211,302
		TOTAL	394,574
		Multi-Industry Transportation--0.3%
2,800		FedEx Corp.	295,232
2,800	[1]	Hub Group, Inc.	100,800
		TOTAL	396,032
		Multi-Line Insurance--3.3%
18,550		Allstate Corp.	1,156,036
51,800		American International Group, Inc.	3,621,338
1,200		Assurant, Inc.	69,036
900		Genworth Financial, Inc., Class A	32,841
1,100		Zenith National Insurance Corp.	50,875
		TOTAL	4,930,126
		Newspaper Publishing--0.0%
700		Gannett Co., Inc.	39,942
		Office Furniture--0.0%
2,700		Knoll, Inc.	62,694
		Offshore Driller--0.4%
8,600		Tidewater, Inc.	543,606
		Oil Refiner--2.0%
42,000		Valero Energy Corp.	2,949,660
		Oil Service, Explore & Drill--0.0%
1,400	[1]	Grant Prideco, Inc.	72,156
		Oil Well Supply—2.7%
4,200	[1]	FMC Technologies, Inc.	297,696
49,900		Schlumberger Ltd.	3,684,117
		TOTAL	3,981,813
		Other Computer Hardware--0.0%
2,000	[1]	Smart Modular Technologies (WWH), Inc.	26,600
		Personal Loans--0.0%
800		ASTA Funding, Inc.	34,984
400		Advanta Corp., Class B	18,328
		TOTAL	53,312
		Personnel Agency--0.1%
1,100		Manpower, Inc.	88,275
1,400		Robert Half International, Inc.	46,620
		TOTAL	134,895
		Poultry Products--0.1%
2,200		Pilgrims Pride Corp.	80,322
		Property Liability Insurance--2.7%
4,050		American Financial Group, Inc. Ohio	142,844
4,000		Berkley, W. R. Corp.	129,960
14,800		Chubb Corp.	796,684
3,100		HCC Insurance Holdings, Inc.	95,046
6,100		Loews Corp.	288,652
1,600		Ohio Casualty Corp.	50,624
24,100		Progressive Corp. Ohio	555,987
2,400		Reinsurance Group of America	149,544
4,700		Safeco Corp.	313,678
27,900		The Travelers Cos, Inc.	1,509,390
		TOTAL	4,032,409
		Railroad--1.5%
25,800		Norfolk Southern Corp.	1,373,592
7,900		Union Pacific Corp.	902,575
		TOTAL	2,276,167
		REITs—5.3%
4,000		AMB Property Corp.	243,640
4,200		Alexandria Real Estate Equities, Inc.	444,570
9,650		Archstone-Smith Trust	502,861
2,900		Avalonbay Communities, Inc.	354,554
5,050		Boston Properties, Inc.	593,678
4,450		Developers Diversified Realty	289,695
9,900		Equity Residential Properties Trust	459,657
2,800		Federal Realty Investment Trust	252,476
5,000		General Growth Properties, Inc.	319,250
9,900		Health Care Property Investors, Inc.	350,361
15,000		Host Hotels & Resorts, Inc.	384,600
3,000		Kilroy Realty Corp.	227,790
6,100		Kimco Realty Corp.	293,227
5,900		Maguire Properties, Inc.	212,577
6,100		Prologis Trust	395,280
3,000		Public Storage, Inc.	279,960
4,400		SL Green Realty Corp.	619,960
4,900		Simon Property Group, Inc.	564,872
8,200		Taubman Centers, Inc.	459,610
4,750		Vornado Realty Trust	563,493
		TOTAL	7,812,111
		Recreational Goods--0.0%
1,700	[1]	Smith & Wesson Holding Corp.	23,324
		Regional Bank--2.5%
1,000		Associated Banc Corp.	32,380
6,000		BB&T Corp.	249,720
800		Central Pacific Financial Corp.	27,488
500		City National Corp.	36,610
12,000		Comerica, Inc.	742,920
10,100		Fifth Third Bancorp	409,959
700		Huntington Bancshares, Inc.	15,526
24,257		KeyCorp	865,490
2,500		National City Corp.	91,375
10,300		SunTrust Banks, Inc.	869,526
3,400		UnionBanCal Corp.	209,032
3,700		Wells Fargo & Co.	132,793
1,200		Zions Bancorp	98,160
		TOTAL	3,780,979
		Restaurant--0.1%
1,300	[1]	Buffalo Wild Wings, Inc.	84,864
1,400	[1]	P. F. Chang's China Bistro, Inc.	53,550
1,800	[1]	Starbucks Corp.	55,836
		TOTAL	194,250
		Rubber--0.0%
2,100		Cooper Tire & Rubber Co.	40,593
		Savings & Loan--0.3%
3,100		BankUnited Financial Corp., Class A	67,115
800		Downey Financial Corp.	53,560
1,300	[1]	FirstFed Financial Corp.	79,924
11,400		Hudson City Bancorp, Inc.	151,848
3,200		Newalliance Bancshares, Inc.	49,952
1,500		Washington Mutual, Inc.	62,970
		TOTAL	465,369
		Securities Brokerage--3.2%
2,900		Bear Stearns Cos., Inc.	451,530
7,700		Lehman Brothers Holdings, Inc.	579,656
20,000		Merrill Lynch & Co., Inc.	1,804,600
23,600		Morgan Stanley	1,982,636
		TOTAL	4,818,422
		Semiconductor Distribution--0.3%
5,200	[1]	Arrow Electronics, Inc.	205,504
6,000	[1]	Avnet, Inc.	245,400
		TOTAL	450,904
		Semiconductor Manufacturing--0.2%
900		Analog Devices, Inc.	34,758
2,100		KLA-Tencor Corp.	116,655
400	[1]	MEMC Electronic Materials	21,952
5,100	[1]	Spansion, Inc. - Class A	50,082
		TOTAL	223,447
		Services to Medical Professionals--0.1%
1,500	[1]	Humana, Inc.	94,860
100	[1]	Medco Health Solutions, Inc.	7,802
		TOTAL	102,662
		Shoes--0.2%
4,700	[1]	Crocs, Inc.	262,636
		Software Packaged/Custom--0.5%
2,600	[1]	Akamai Technologies, Inc.	114,608
3,000		CA, Inc.	81,780
5,900	[1]	Computer Sciences Corp.	327,686
700		Quality Systems, Inc.	28,329
1,800	[1]	THQ, Inc.	60,066
4,600	[1]	ValueClick, Inc.	131,560
		TOTAL	744,029
		Specialty Chemicals--0.1%
1,500		Cabot Corp.	67,950
1,800		Minerals Technologies, Inc.	114,516
		TOTAL	182,466
		Specialty Retailing--0.4%
4,800		Borders Group, Inc.	101,328
12,100	[1]	CarMax, Inc.	301,532
1,400		Pep Boys-Manny Moe & Jack	26,110
3,200		PetSmart, Inc.	106,208
		TOTAL	535,178
		Stainless Steel Producer--0.0%
400		Allegheny Technologies, Inc.	43,832
		Telecommunication Equipment & Services--1.9%
400	[1]	Anixter International, Inc.	28,640
1,700	[1]	C-COR Electronics, Inc.	20,944
64,800		Qualcomm, Inc.	2,838,240
		TOTAL	2,887,824
		Telephone Utility--0.3%
7,000		Embarq Corp.	420,280
		Trucking--0.1%
1,800		Con-way, Inc.	98,334
		Undesignated Consumer Cyclicals--0.1%
300	[1]	Alliance Data Systems Corp.	19,098
800	[1]	ITT Educational Services, Inc.	77,768
2,200	[1]	TeleTech Holdings, Inc.	83,006
		TOTAL	179,872
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,180,909)	85,635,621
		ASSET-BACKED SECURITIES--1.2%
400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	402,389
54,919		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	54,363
580,042		Community Program Loan Trust 1987-A A4, 4.50%, 10/01/2018	571,653
61,418		MMCA Automobile Trust 2002-2 C, 5.55%, 3/15/2010	61,435
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.319%, 12/15/2043	139,158
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 3/12/2051	251,194
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	251,805
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,741,729)	1,731,997
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.5%
5,459		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.67%, 3/25/2031	5,394
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	410,087
16,335		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022	16,335
32,123		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022	32,123
36,665		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	37,541
75,000		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032	76,299
24,388		Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	24,325
78,604		Federal National Mortgage Association REMIC 1993-113 SB, 9.75%, 7/25/2023	86,876
14,271		Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016	14,929
19,996		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	18,619
18,057		Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	18,307
58,379		Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	59,440
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $804,317)	800,275
		CORPORATE BONDS--7.6%
		Basic Industry - Chemicals--0.0%
75,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	71,797
		Basic Industry - Metals & Mining--0.1%
35,000		Alcoa, Inc., Note, 5.55%, 2/01/2017	35,045
100,000		BHP Finance (USA), Inc., Company Guarantee, 5.25%, 12/15/2015	99,503
60,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/01/2035	56,368
		TOTAL	190,916
		Capital Goods - Aerospace & Defense--0.2%
125,000		Boeing Co., Note, 5.125%, 2/15/2013	125,499
200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/01/2013	201,505
		TOTAL	327,004
		Capital Goods - Diversified Manufacturing--0.1%
100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/01/2011	102,733
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	38,690
		TOTAL	141,423
		Capital Goods - Environmental--0.1%
100,000		Waste Management, Inc., 7.375%, 8/01/2010	106,158
		Communications - Media & Cable--0.1%
100,000		Comcast Corp., Sr. Note, 7.125%, 6/15/2013	108,766
75,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	74,339
25,000	[2,3]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/01/2017	25,279
		TOTAL	208,384
		Communications - Media Noncable--0.2%
100,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	106,067
75,000		News America Holdings, Company Guarantee, 8.00%, 10/17/2016	87,335
75,000		News America Holdings, Sr. Deb., 9.25%, 2/01/2013	88,658
		TOTAL	282,060
		Communications - Telecom Wireless--0.4%
210,000		AT&T Wireless Services, Sr. Note, 8.75%, 3/01/2031	275,938
100,000		Cingular Wireless LLC, Sr. Note, 6.50%, 12/15/2011	105,600
50,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	59,140
100,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	111,433
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,070
50,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	50,009
		TOTAL	612,190
		Communications - Telecom Wirelines--0.1%
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,206
100,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	98,925
		TOTAL	142,131
		Consumer Cyclical - Automotive--0.1%
75,000		DaimlerChrysler North America, Sr. Note, 4.875%, 6/15/2010	74,242
25,000		DaimlerChrysler North America Holding Corp., Sr. Note, 6.50%, 11/15/2013	26,368
		TOTAL	100,610
		Consumer Cyclical - Entertainment--0.1%
75,000		Disney Co., Note, 5.70%, 7/15/2011	76,901
100,000		Time Warner, Inc., 5.50%, 11/15/2011	100,866
		TOTAL	177,767
		Consumer Cyclical - Lodging--0.1%
100,000	[2,3]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/01/2016	99,848
		Consumer Cyclical - Retailers--0.1%
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	30,324
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	9,997
100,000		Target Corp., 5.875%, 3/01/2012	103,470
		TOTAL	143,791
		Consumer Non-Cyclical Food/Beverage--0.2%
50,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/01/2017	50,702
100,000		Bottling Group, LLC, Note, 5.50%, 4/01/2016	101,028
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	40,169
75,000		Kraft Foods, Inc., Note, 5.25%, 10/01/2013	74,310
110,000		Kraft Foods, Inc., Note, 6.25%, 6/01/2012	114,443
		TOTAL	380,652
		Consumer Non-Cyclical Health Care--0.1%
100,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	98,049
		Consumer Non-Cyclical Pharmaceuticals--0.4%
75,000		Abbott Laboratories, 5.375%, 5/15/2009	75,558
100,000		Genentech, Inc., Sr. Note, 4.75%, 7/15/2015	96,179
60,000		Lilly (Eli) & Co., Bond, 5.20%, 3/15/2017	59,486
125,000		Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/01/2016	135,691
100,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/01/2018	109,790
35,000		Wyeth, 5.45%, 4/01/2017	35,019
100,000		Wyeth, Unsecd. Note, 5.50%, 2/01/2014	101,841
		TOTAL	613,564
		Energy - Independent--0.2%
55,000		Anadarko Petroleum Corp., Sr. Note, 5.95%, 9/15/2016	55,526
50,000		Canadian Natural Resource, 4.90%, 12/01/2014	48,367
150,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	168,045
		TOTAL	271,938
		Energy - Integrated--0.2%
75,000		Conoco Funding Co., 7.25%, 10/15/2031	88,712
75,000		ConocoPhillips Australia, 5.50%, 4/15/2013	76,506
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	112,889
		TOTAL	278,107
		Energy - Oil Field Services--0.0%
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	40,143
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 4/15/2012	106,754
40,000		Valero Energy Corp., 7.50%, 4/15/2032	46,526
35,000		Valero Energy Corp., Note, 4.75%, 4/01/2014	33,290
		TOTAL	186,570
		Financial Institution - Banking--1.6%
200,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	201,336
120,000		Capital One Capital IV, 6.745%, 2/17/2037	117,490
200,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	200,743
150,000		Credit Suisse First Boston, Sr. Note, 5.50%, 8/16/2011	152,611
100,000		HSBC Finance Capital Trust, Note, 5.911%, 11/30/2035	100,712
200,000		HSBC Finance Corp., 4.75%, 4/15/2010	198,139
100,000		Household Finance Corp., Note, 7.00%, 5/15/2012	107,647
150,000		J.P. Morgan Chase & Co., 5.75%, 1/02/2013	153,962
100,000		Marshall & Ilsley Bank, Sr. Note, 4.40%, 3/15/2010	98,222
200,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	201,261
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/01/2017	50,462
100,000		PNC Funding Corp., Sub. Note, 7.50%, 11/01/2009	105,484
100,000		Popular North America, 5.65%, 4/15/2009	100,491
250,000		US BANK NA, Sub. Note, 4.95%, 10/30/2014	244,332
250,000		Wachovia Bank N.A., 4.80%, 11/01/2014	240,698
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/01/2011	104,665
75,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	74,339
		TOTAL	2,452,594
		Financial Institution - Brokerage—0.7%
100,000		Amvescap PLC, Note, 4.50%, 12/15/2009	98,378
100,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	96,856
150,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	149,338
400,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.908%, 1/31/2008	400,550
150,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	151,137
100,000		Morgan Stanley, Note, 4.00%, 1/15/2010	97,496
		TOTAL	993,755
		Financial Institution - Finance Noncaptive--0.5%
100,000		American Express Co., Global Sr. Note, 4.75%, 6/17/2009	99,608
100,000		American General Finance Corp., 4.00%, 3/15/2011	96,099
150,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	146,400
100,000		General Electric Capital, Note, 4.875%, 3/04/2015	97,848
200,000	[2,3]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	203,474
100,000		International Lease Finance Corp., Note, 4.875%, 9/01/2010	99,342
75,000		SLM Corp., Note, 4.00%, 1/15/2010	71,648
		TOTAL	814,419
		Financial Institution - Insurance - Health--0.1%
75,000		Aetna US Healthcare, Sr. Note, 5.75%, 6/15/2011	76,673
		Financial Institution - Insurance - Life--0.1%
100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	129,140
		Financial Institution - Insurance - P&C--0.4%
41,000		ACE INA Holdings Inc., Sr. Note, 5.70%, 2/15/2017	41,323
100,000		The St. Paul Travelers Co., Inc., Sr. Unsecd. Note, 5.50%, 12/01/2015	100,662
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2035	511,890
		TOTAL	653,875
		Financial Institution - REITs--0.0%
20,000	[2,3]	Equity One, Inc., 6.00%, 09/15/2017	20,204
		Foreign-Local-Gov’t--0.1%
100,000		Ontario, Province of, Note, 4.50%, 2/03/2015	96,865
		Technology--0.2%
75,000		Cisco Systems, Inc., Sr. Note, 5.25%, 2/22/2011	75,626
100,000		Dell Computer Corp., Sr. Deb., 7.10%, 4/15/2028	107,356
25,000		Hewlett-Packard Co., Note, 5.40%, 3/01/2017	24,957
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	99,815
		TOTAL	307,754
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.50%, 3/01/2012	78,252
50,000		Southwest Airlines Co., Deb., 7.375%, 3/01/2027	53,646
		TOTAL	131,898
		Transportation - Railroads--0.2%
75,000		Burlington Northern Sante Fe Corp., Sr. Note, 4.875%, 1/15/2015	71,943
100,000		Norfolk Southern Corp., Sr. Note, 6.75%, 2/15/2011	104,748
100,000		Union Pacific Corp., 4.875%, 1/15/2015	95,563
		TOTAL	272,254
		Transportation - Services--0.1%
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	100,847
		Utility - Electric--0.5%
100,000		Cleveland Electric Illum, Sr. Unsecd. Note, 5.95%, 12/15/2036	96,765
100,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006 C, 5.50%, 9/15/2016	101,153
100,000		Exelon Generation Co. LLC, Sr. Note, 5.35%, 1/15/2014	98,219
100,000		FirstEnergy Corp., Note, Series B, 6.45%, 11/15/2011	104,984
100,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	108,947
75,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	77,918
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/01/2011	97,133
		TOTAL	685,119
		Utility - Natural Gas Distributor--0.1%
100,000		Atmos Energy Corp., Sr. Note, 4.00%, 10/15/2009	97,343
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,339,939)	11,305,842
		GOVERNMENT AGENCIES—4.1%
3,000,000		Federal Home Loan Bank System, 5.375% 8/19/2011	3,066,394
1,000,000		Federal Home Loan Mortgage Corp., 4.125%, 7/12/2010	980,767
1,000,000		Federal Home Loan Mortgage Corp., 5.250%, 7/18/2011	1,017,057
1,000,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	1,039,355
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,038,994)	6,103,573
		MORTGAGE-BACKED SECURITIES--0.0%
25,657		Federal National Mortgage Association Pool 408761, 7.000%, 12/01/2012	26,380
12,312		Federal National Mortgage Association Pool 512255, 7.500%, 9/01/2014	12,863
35,057		Federal National Mortgage Association Pool 609554, 7.500%, 10/01/2016	35,869
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $75,373)	75,112
		U.S. TREASURY--3.3%
1,208,976		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	1,241,931
1,000,000		United States Treasury Bond, 4.500%, 2/15/2036	949,148
2,900,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	2,807,700
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,997,513)	4,998,779
		EXCHANGE TRADED FUND –11.5%
216,150		iShares MSCI EAFE Index Fund (IDENTIFIED COST $13,824,512)	17,103,949
	[5]	MUTUAL FUNDS--10.4%
32,852		Emerging Markets Fixed-Income Core Fund	721,336
1,304,978		Federated Mortgage Core Portfolio	12,919,277
258,004		High Yield Bond Portfolio	1,803,450
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $15,392,986)	15,444,063
		REPURCHASE AGREEMENT--3.6%
$5,319,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007, under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338. (AT COST)	5,319,000
		TOTAL INVESTMENTS – 99.7% (IDENTIFIED COST $136,715,272)[6]	148,518,211
		OTHER ASSETS AND LIABILITIES – NET--0.3%	400,518
		TOTAL NET ASSETS – 100%	$148,918,729

1	Non-income producing security.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $899,385, which represented 0.6% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2007, these liquid restricted securities amounted to $899,385, which represented 0.6% of total net assets.

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5	Affiliated companies.

6
At April 30, 2007, the cost of investments for federal tax purposes was $136,715,272. The net unrealized appreciation of investments for federal tax purposes was $11,802,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,317,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $514,072.

At April 30, 2007, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]United States Treasury Notes 10 Year Long Futures	1	$108,328	June 2007	$621
[1]United States Treasury Bond Short Futures	10	$1,117,500	June 2007	$15,895
TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$16,516

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--101.4%
		Agricultural Chemicals--2.9%
1,567		Monsanto Co.	$92,437
		Apparel--1.8%
1,161	[1]	Coach, Inc.	56,692
		Biotechnology--7.4%
1,657	[1]	Genentech, Inc.	132,543
303	[1]	Genzyme Corp.	19,789
1,056	[1]	Gilead Sciences, Inc.	86,296
		TOTAL	238,628
		Bituminous Coal--0.9%
289		Fluor Corp.	27,634
		Broadcasting--3.6%
434	[1]	Echostar Communications Corp., Class A	20,194
4,207		News Corp., Inc.	94,195
		TOTAL	114,389
		Cement--0.8%
169		Martin Marietta Materials	24,644
		Clothing Stores--0.2%
285	[1]	Urban Outfitters, Inc.	7,342
		Commodity Chemicals--2.7%
1,790		Du Pont (E.I.) de Nemours & Co.	88,014
		Computer Peripherals--1.3%
1,133	[1]	Network Appliance, Inc.	42,159
		Computer Services--1.1%
403	[1]	Cognizant Technology Solutions Corp.	36,028
		Computers - Low End--4.8%
1,544	[1]	Apple, Inc.	154,091
		Construction Machinery--0.3%
157		Manitowoc, Inc.	10,712
		Crude Oil & Gas Production--1.7%
1,034		XTO Energy, Inc.	56,115
		Defense Aerospace--4.8%
1,663		Boeing Co.	154,659
		Department Stores--1.1%
430		Penney (J.C.) Co., Inc.	34,009
		Discount Department Stores--5.4%
780		TJX Cos., Inc.	21,754
3,130		Wal-Mart Stores, Inc.	149,990
		TOTAL	171,744
		Drug Stores--1.9%
1,393		Walgreen Co.	61,153
		Electronics Stores--0.6%
423		Best Buy Co., Inc.	19,733
		Ethical Drugs--6.0%
250	[1]	Forest Laboratories, Inc., Class A	13,302
2,101		Schering Plough Corp.	66,665
2,053		Wyeth	113,942
		TOTAL	193,909
		Financial Services--0.3%
140		FactSet Research Systems	8,611
		Home Products--2.2%
1,001		Kimberly-Clark Corp.	71,241
		Internet Services--4.2%
3,990	[1]	eBay, Inc.	135,421
		Life Insurance--1.0%
630		Aflac, Inc.	32,344
		Medical Technology--0.4%
101	[1]	Intuitive Surgical, Inc.	13,096
		Metal Fabrication--1.3%
387		Precision Castparts Corp.	40,291
		Miscellaneous Machinery--2.3%
1,431		Illinois Tool Works, Inc.	73,425
		Miscellaneous Components--0.4%
348		Amphenol Corp., Class A	12,218
		Multi-Industry Transportation--0.7%
213		FedEx Corp.	22,459
		Multi-Industry Capital Goods--6.4%
357		3M Co.	29,549
4,114		General Electric Co.	151,642
350		United Technologies Corp.	23,495
		TOTAL	204,686
		Mutual Fund Adviser--2.2%
537		Franklin Resources, Inc.	70,513
		Office Equipment--0.4%
239		Pitney Bowes, Inc.	11,472
		Offshore Driller--0.2%
95		Tidewater, Inc.	6,005
		Oil Service, Explore & Drill--0.4%
268	[1]	Grant Prideco, Inc.	13,813
		Oil Well Supply--6.3%
185	[1]	FMC Technologies, Inc.	13,113
570	[1]	National-Oilwell, Inc.	48,364
1,889		Schlumberger Ltd.	139,465
		TOTAL	200,942
		Personal Loans--0.2%
207	[1]	First Marblehead Corp.	7,504
		Personnel Agency--0.4%
364		Robert Half International, Inc.	12,121
		Railroad--2.7%
981		Burlington Northern Santa Fe Corp.	85,877
		Recreational Vehicles--1.5%
749		Harley Davidson, Inc.	47,427
		Semiconductor Manufacturing--2.2%
690		KLA-Tencor Corp.	38,329
841		Linear Technology Corp.	31,470
		TOTAL	69,799
		Semiconductor Manufacturing Equipment--1.0%
418	[1]	Lam Research Corp.	22,480
123	[1]	Varian Semiconductor Equipment Associates, Inc.	8,162
		TOTAL	30,642
		Services to Medical Professionals--5.2%
495	[1]	Express Scripts, Inc., Class A	47,297
271	[1]	Humana, Inc.	17,138
682	[1]	Medco Health Solutions, Inc.	53,210
912		UnitedHealth Group, Inc.	48,391
		TOTAL	166,036
		Soft Drinks--0.3%
241	[1]	Hansen Natural Corp.	9,206
		Software Packaged/Custom—2.1%
781	[1]	Activision, Inc.	15,620
175	[1]	Adobe Systems, Inc.	7,273
704	[1]	Akamai Technologies, Inc.	31,032
148	[1]	Autodesk, Inc.	6,108
124	[1]	Electronic Arts, Inc.	6,251
		TOTAL	66,284
		Specialty Retailing--0.8%
103		Abercrombie & Fitch Co., Class A	8,411
406	[1]	CarMax, Inc.	10,118
251		PetSmart, Inc.	8,331
		TOTAL	26,860
		Telecommunication Equipment & Services—5.6%
1,529	[1]	Corning, Inc.	36,268
3,285		Qualcomm, Inc.	143,883
		TOTAL	180,151
		Truck Manufacturing--0.3%
161		OshKosh Truck Corp.	9,006
		Undesignated Consumer Cyclicals--0.8%
259	[1]	Alliance Data Systems Corp.	16,488
110	[1]	ITT Educational Services, Inc.	10,693
		TOTAL	27,181
		Undesignated Health--0.3%
193	[1]	Cerner Corp.	10,275
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,094,523)	3,248,998
		REPURCHASE AGREEMENT—7.2%
$232,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338 (AT COST).	232,000
		TOTAL INVESTMENTS --- 108.6% (IDENTIFIED COST $3,326,523)[2]	3,480,998
		OTHER ASSETS AND LIABILITIES --- NET --- (8.6)%	(276,615)
		TOTAL NET ASSETS --- 100%	$3,204,383

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $3,326,523. The net unrealized appreciation of investments for federal tax purposes was $154,475.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $186,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,069.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Mid Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—88.6%
		Advertising—0.9%
3,288	[1]	Interpublic Group Cos., Inc.	$41,692
		Apparel—0.9%
869	[1]	Coach, Inc.	42,433
		Biotechnology--2.0%
1,509	[1]	Waters Corp.	89,680
		Bituminous Coal--0.4%
194		Fluor Corp.	18,550
		Building Materials—0.1%
140		Lennox International, Inc.	4,733
		Cement--0.4%
126		Martin Marietta Materials	18,373
		Clothing Stores--3.0%
72		American Eagle Outfitters, Inc.	2,122
4,937		Limited Brands	136,113
36		Mens Wearhouse, Inc.	1,558
		TOTAL	139,793
		Commodity Chemicals--2.1%
2,870		Celanese Corp.	95,198
		Computer Peripherals--0.1%
151	[1]	Network Appliance, Inc.	5,619
		Computer Services--0.8%
400	[1]	Cognizant Technology Solutions Corp.	35,760
16	[1]	Fiserv, Inc.	851
		TOTAL	36,611
		Construction Machinery--1.6%
1,069		Manitowoc, Inc.	72,938
		Contracting--0.2%
48		Harsco Corp.	2,448
130	[1]	Jacobs Engineering Group, Inc.	6,556
		TOTAL	9,004
		Copper—1.8%
1,027	[1]	Southern Copper Corp.	82,468
		Cosmetics & Toiletries--0.3%
227		Estee Lauder Cos., Inc., Class A	11,672
		Defense Aerospace--2.1%
70	[1]	Alliant Techsystems, Inc.	6,519
1,599		Goodrich (B.F.) Co.	90,887
		TOTAL	97,406
		Defense Electronics--2.3%
106		DRS Technologies, Inc.	5,333
110		Grainger (W.W.), Inc.	9,088
1,407		Rockwell Collins	92,398
		TOTAL	106,819
		Department Stores--1.6%
923		Penney (J.C.) Co., Inc.	73,000
		Discount Department Stores--3.0%
4,856		TJX Cos., Inc.	135,434
		Electrical Equipment--0.2%
276		AMETEK, Inc.	10,013
		Ethical Drugs—2.8%
351	[1]	Forest Laboratories, Inc., Class A	18,677
2,033	[1]	Sepracor, Inc.	109,131
		TOTAL	127,808
		Financial Services--0.2%
185		FactSet Research Systems	11,379
		Furniture--0.1%
111		Tempur-Pedic International, Inc.	2,883
		Home Health Care--0.2%
102	[1]	Wellcare Health Plans, Inc.	8,220
		Home Products—1.9%
877	[1]	Energizer Holdings, Inc.	85,227
		Hotels and Motels--0.3%
290		Marriott International, Inc., Class A	13,111
		Industrial Machinery—1.9%
1,772		Dover Corp.	85,269
		Long-Term Care Centers--0.1%
63		Manor Care, Inc.	4,088
		Machine Tools--1.0%
475	[1]	Mettler Toledo International, Inc.	46,370
		Medical Supplies--0.3%
259	[1]	Kinetic Concepts, Inc.	12,950
		Medical Technology--0.4%
98	[1]	Intuitive Surgical, Inc.	12,707
50	[1]	Millipore Corp.	3,692
		TOTAL	16,399
		Metal Containers--1.6%
1,394		Ball Corp.	70,662
		Metal Fabrication--4.0%
1,763		Precision Castparts Corp.	183,546
		Miscellaneous Communications--1.0%
4,988	[1]	Qwest Communications International, Inc.	44,293
		Miscellaneous Components--0.5%
682		Amphenol Corp., Class A	23,945
		Miscellaneous Machinery—4.6%
3,094		Cooper Industries Ltd., Class A	153,957
971		Roper Industries, Inc.	54,434
		TOTAL	208,391
		Multi-Industry Capital Goods--4.2%
50		Carlisle Cos., Inc.	2,059
35		IDEX Corp.	1,836
44		ITT Corp.	2,808
1,823		Textron Inc.	185,344
		TOTAL	192,047
		Multi-Industry Transportation--0.1%
113		C.H. Robinson Worldwide, Inc.	6,041
		Mutual Fund Adviser--1.2%
357	[1]	Affiliated Managers Group	41,994
214		T. Rowe Price Group, Inc.	10,632
		TOTAL	52,626
		Office Furniture--0.1%
191		Miller Herman, Inc.	6,572
		Offshore Driller--0.1%
98		Tidewater, Inc.	6,195
		Oil Service, Explore & Drill--1.5%
80	[1]	Grant Prideco, Inc.	4,123
1,218	[1]	McDermott International, Inc.	65,358
		TOTAL	69,481
		Oil Well Supply—1.8%
140	[1]	FMC Technologies, Inc.	9,923
651	[1]	National-Oilwell, Inc.	55,237
421	[1]	Superior Energy Services, Inc.	15,295
		TOTAL	80,455
		Other Communications Equipment--0.3%
315		Harris Corp.	16,175
		Packaged Foods--1.6%
1,907		Campbell Soup Co.	74,564
		Paint & Related Materials—0.9%
635		Sherwin-Williams Co.	40,494
		Personal Loans--0.0%
59	[1]	First Marblehead Corp.	2,139
		Personnel Agency--0.2%
106		Manpower, Inc.	8,507
		Plastic Containers—1.9%
1,710	[1]	Owens-Illinois, Inc.	51,454
1,049	[1]	Pactiv Corp.	36,274
		TOTAL	87,728
		Pollution Control--0.0%
10		Republic Services, Inc.	279
		Recreational Vehicles—3.7%
2,712		Harley Davidson, Inc.	171,724
		Restaurant--0.4%
730	[1]	Burger King Holdings, Inc.	17,133
		Rubber--2.5%
3,455	[1]	Goodyear Tire & Rubber Co.	114,913
		Semiconductor Distribution--0.5%
2,370	[1]	ON Semiconductor Corp.	25,383
		Semiconductor Manufacturing—2.8%
589		KLA-Tencor Corp.	32,719
98		Linear Technology Corp.	3,667
1,690	[1]	MEMC Electronic Materials, Inc.	92,747
		TOTAL	129,133
		Semiconductor Manufacturing Equipment--0.6%
413	[1]	Lam Research Corp.	22,211
100	[1]	Varian Semiconductor Equipment Associates, Inc.	6,636
		TOTAL	28,847
		Services to Medical Professionals—10.5%
639	[1]	Coventry Health Care, Inc.	36,953
2,068	[1]	Express Scripts, Inc., Class A	197,597
426	[1]	Humana, Inc.	26,940
1,959	[1]	Laboratory Corp. of America Holdings	154,644
1,339		Quest Diagnostic, Inc.	65,464
		TOTAL	481,598
		Soft Drinks--0.2%
237	[1]	Hansen Natural Corp.	9,053
		Software Packaged/Custom--1.4%
957	[1]	Akamai Technologies, Inc.	42,185
273	[1]	DST Systems, Inc.	21,308
20	[1]	F5 Networks, Inc.	1,536
		TOTAL	65,029
		Specialty Chemicals--1.1%
1,840	[1]	Nalco Holding Co.	48,907
		Specialty Machinery--0.5%
624	[1]	Gardner Denver, Inc.	23,587
		Specialty Retailing--2.6%
1,180		Abercrombie & Fitch Co., Class A	96,359
258	[1]	CarMax, Inc.	6,429
299		Nordstrom, Inc.	16,421
		TOTAL	119,209
		Stainless Steel Producer--1.0%
400		Allegheny Technologies, Inc.	43,832
		Telecommunication Equipment & Services--0.1%
74	[1]	Anixter International, Inc.	5,298
		Telephone Utility--0.1%
39		Telephone and Data System, Inc.	2,221
		Truck Manufacturing--1.5%
817		PACCAR, Inc.	68,612
		Undesignated Consumer Cyclicals--0.5%
333	[1]	Alliance Data Systems Corp.	21,199
32	[1]	Apollo Group, Inc., Class A	1,514
		TOTAL	22,713
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,804,033)	4,056,472
		REPURCHASE AGREEMENT--2.1%
$96,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338. (AT COST)	96,000
		TOTAL INVESTMENTS---90.7% (IDENTIFIED COST $3,900,033)[2]	4,152,472
		OTHER ASSETS AND LIABILITIES---NET—9.3%	425,169
		TOTAL NET ASSETS—100%	$4,577,641

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $3,900,033.  The net unrealized appreciation of investments for federal tax purposes was $252,439.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $271,114 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,675.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--98.0%
		Advertising--0.1%
525	[1]	Greenfield Online, Inc.	$8,589
		Agricultural Chemicals--1.3%
873		CF Industries Holdings, Inc.	34,649
280		FMC Corp.	21,540
712	[1]	Terra Industries, Inc.	12,560
900		UAP Holding Corp.	24,903
		TOTAL	93,652
		Airline - National--0.9%
1,195	[1]	Atlas Air Worldwide Holdings, Inc.	68,736
		Aluminum--0.3%
420	[1]	Century Aluminum Co.	19,870
		Apparel--1.2%
818	[1]	DSW, Inc., Class A	31,706
1,154	[1]	Maidenform Brands, Inc.	23,530
598	[1]	Warnaco Group, Inc.	16,911
327	[1]	Zumiez, Inc.	12,903
		TOTAL	85,050
		Auto Part Replacement--0.4%
1,143	[1]	Aftermarket Technology Co.	31,581
		Auto Rentals--0.1%
153	[1]	Dollar Thrifty Automotive Group	7,173
		Biotechnology--0.7%
474	[1]	MGI PHARMA, Inc.	10,437
885	[1]	OSI Pharmaceuticals, Inc.	30,710
264	[1]	Pharmion Corp.	7,997
		TOTAL	49,144
		Broadcasting--0.7%
1,159	[1]	Lin TV Corp., Class A	18,498
2,065		Sinclair Broadcast Group, Inc., Class A	33,721
		TOTAL	52,219
		Building Materials--0.7%
1,405		Apogee Enterprises, Inc.	33,832
369		Universal Forest Products, Inc.	17,144
		TOTAL	50,976
		Cement--0.6%
1,144	[1]	Astec Industries, Inc.	46,561
		Clothing Stores--2.7%
768	[1]	Aeropostale, Inc.	31,603
581		Buckle, Inc.	20,695
229	[1]	Dress Barn, Inc.	4,559
3,962	[1]	Fossil, Inc.	111,609
70	[1]	Gymboree Corp.	2,673
619	[1]	Jos A. Bank Clothiers, Inc.	23,918
		TOTAL	195,057
		Cogeneration--0.1%
197	[1]	Headwaters, Inc.	4,269
		Computer Peripherals--1.0%
4,214	[1]	Nuance Communications, Inc.	64,938
227	[1]	Rimage Corp.	6,249
		TOTAL	71,187
		Computer Services--0.2%
814	[1]	Synnex Corp.	15,914
		Computer Stores--0.4%
1,322	[1]	Insight Enterprises, Inc.	26,202
		Contracting--1.0%
194	[1]	Baker Michael Corp.	5,696
1,284	[1]	Perini Corp.	54,698
279		Team, Inc.	9,603
		TOTAL	69,997
		Cosmetics & Toiletries--0.6%
599	[1]	Chattem, Inc.	34,227
557	[1]	Helen of Troy Ltd.	12,644
		TOTAL	46,871
		Crude Oil & Gas Production--0.1%
256	[1]	Stone Energy Corp.	7,585
		Defense Aerospace--2.0%
584	[1]	Ducommun, Inc.	16,656
194	[1]	Esterline Technologies Corp.	8,096
270	[1]	Teledyne Technologies, Inc.	11,910
1,677	[1]	TransDigm Group, Inc.	63,508
766		Triumph Group, Inc.	46,580
		TOTAL	146,750
		Department Stores--0.1%
140		Bon-Ton Stores, Inc.	6,954
		Drug Stores--1.7%
2,232		Longs Drug Stores Corp.	122,180
		Electric Utility--1.4%
3,517		Portland General Electric Co.	101,923
		Electrical & Electrical Original Equipment Manufacturers--1.7%
2,122	[1]	General Cable Corp.	121,888
		Electrical Equipment--0.5%
3,127	[1]	GrafTech International Ltd.	31,207
168		Smith (A.O.) Corp.	6,401
		TOTAL	37,608
		Electrical - Radio & TV--0.2%
619	[1]	Universal Electronics, Inc.	17,518
		Electrical Test/Measuring Equipment--0.1%
97	[1]	Itron, Inc.	6,532
		Electronic Components--0.3%
1,331		Methode Electronics, Inc., Class A	20,071
		Electronic Instruments--2.8%
1,977		Belden CDT, Inc.	110,475
238	[1]	Dionex Corp.	16,422
2,118	[1]	FEI Co.	78,790
		TOTAL	205,687
		Ethical Drugs--0.7%
1,582	[1]	Sciele Pharma, Inc.	39,107
151	[1]	United Therapeutics Corp.	8,442
		TOTAL	47,549
		Financial Services--2.4%
3,167		Deluxe Corp.	119,871
215		Greenhill & Co., Inc.	13,599
246	[1]	Huron Consulting Group, Inc.	14,895
574		National Financial Partners Corp.	26,444
		TOTAL	174,809
		Food Wholesaling--0.1%
277	[1]	Core-Mark Holding Co., Inc.	9,767
		Generic Drugs--0.1%
350	[1]	Par Pharmaceutical Cos., Inc.	9,426
		Greeting Cards--0.9%
1,818		American Greetings Corp., Class A	46,268
448		CSS Industries, Inc.	17,875
		TOTAL	64,143
		Home Products--0.7%
603		Blyth Industries, Inc.	15,738
1,129		Tupperware Brands Corp.	31,747
		TOTAL	47,485
		Hospitals--0.1%
176		LCA Vision, Inc.	7,387
		Hotels and Motels--0.1%
134	[1]	McCormick & Schmick's Seafood Restaurants, Inc.	3,587
		Household Appliances--1.2%
3,190	[1]	Goodman Global, Inc.	59,494
212	[1]	Middleby Corp.	29,103
		TOTAL	88,597
		Industrial Machinery--1.7%
355		Actuant Corp., Class A	18,815
284	[1]	Columbus McKinnon Corp.	7,032
400	[1]	H&E Equipment Services, Inc.	9,464
1,370		Valmont Industries, Inc.	86,146
		TOTAL	121,457
		Insurance Brokerage--0.8%
1,358		Odyssey Re Holdings Corp.	56,900
		International Bank--0.2%
336		Preferred Bank Los Angeles, CA	12,298
		Internet Services--1.6%
2,157	[1]	Priceline.com, Inc.	120,015
		Iron Ore Production--1.5%
1,540		Cleveland Cliffs, Inc.	106,707
		Life Insurance--0.4%
595		Delphi Financial Group, Inc.	25,406
		Machine Tools--0.2%
176		Hurco Co., Inc.	7,763
154		Lincoln Electric Holdings	9,814
		TOTAL	17,577
		Machined Parts Original Equipment Manufacturers--0.4%
1,094		Applied Industrial Technologies, Inc.	29,396
		Major Steel Producer--0.6%
1,494	[1]	AK Steel Holding Corp.	45,597
		Manufactured Housing--0.1%
209		Winnebago Industries, Inc.	6,701
		Maritime--0.9%
2,041	[1]	American Commercial Lines, Inc.	60,148
251	[1]	Genco Shipping & Trading Ltd.	8,976
		TOTAL	69,124
		Medical Supplies--1.1%
1,558	[1]	Align Technology, Inc.	35,304
961	[1]	Immucor, Inc.	31,357
435	[1]	Medical Action Industries, Inc.	9,909
215		Steris Corp.	5,495
		TOTAL	82,065
		Medical Technology--0.5%
240	[1]	Cholestech Corp.	4,651
203	[1]	Ventana Medical Systems, Inc.	9,864
848	[1]	Zoll Medical Corp.	20,496
		TOTAL	35,011
		Metal Containers--1.3%
1,384		Greif Brothers Corp., Class A	76,950
254		Silgan Holdings, Inc.	14,575
		TOTAL	91,525
		Metal Fabrication--0.7%
584		Dynamic Materials Corp.	19,295
1,375		Worthington Industries, Inc.	30,594
		TOTAL	49,889
		Mini-Mill Producer--0.5%
679		Commercial Metals Corp.	22,767
305		Schnitzer Steel Industries, Inc., Class A	15,833
		TOTAL	38,600
		Miscellaneous Components--0.8%
2,164	[1]	MKS Instruments, Inc.	58,320
		Miscellaneous Food Products--0.1%
241		Imperial Sugar Co.	7,172
		Miscellaneous Machinery--0.8%
666	[1]	Lamson & Sessions Co.	16,836
941		Regal Beloit Corp.	43,399
		TOTAL	60,235
		Miscellaneous Metals--0.8%
866	[1]	Brush Engineered Materials, Inc.	41,585
435		Metal Management, Inc.	20,910
		TOTAL	62,495
		Mortgage and Title--1.2%
482		LandAmerica Financial Group, Inc.	38,729
1,164		Stewart Information Services Corp.	46,816
		TOTAL	85,545
		Multi-Industry Capital Goods--0.5%
384	[1]	Ceradyne, Inc.	22,598
339	[1]	DXP Enterprises, Inc.	16,441
		TOTAL	39,039
		Multi-Industry Transportation--0.5%
1,035	[1]	Hub Group, Inc., Class A	37,260
		Multi-Line Insurance--2.8%
721		Alfa Corp.	12,935
436		EMC Insurance Group, Inc.	10,944
220		FBL Financial Group, Inc., Class A	8,523
410	[1]	FPIC Insurance Group, Inc.	18,885
339		Harleysville Group, Inc.	10,353
163		Infinity Property & Casualty	7,581
406		Midland Co.	17,819
562		Safety Insurance Group, Inc.	22,514
2,040		Zenith National Insurance Corp.	94,350
		TOTAL	203,904
		Mutual Fund Adviser--0.7%
1,049		Cohen & Steers, Inc.	53,824
		Newspaper Publishing--0.3%
799		Lee Enterprises, Inc.	20,918
		Office Furniture--0.6%
1,964		Knoll, Inc.	45,604
		Office Supplies--1.5%
1,878	[1]	United Stationers, Inc.	111,779
		Offshore Driller--0.2%
531	[1]	Hornbeck Offshore Services, Inc.	16,796
		Oil Refiner--0.1%
173		Alon USA Energy, Inc.	6,470
		Oil Well Supply--0.4%
457		Carbo Ceramics, Inc.	19,857
250	[1]	Dril-Quip, Inc.	12,625
		TOTAL	32,482
		Optical Reading Equipment--0.2%
753	[1]	Newport Corp.	11,815
		Other Computer Hardware--0.3%
1,634	[1]	Smart Modular Technologies (WWH), Inc.	21,732
		Other Steel Producer--1.6%
1,617		Chaparral Steel Co.	113,998
		Packaged Foods--0.2%
606	[1]	Landec Corp.	7,702
100	[1]	Ralcorp Holdings, Inc.	6,581
		TOTAL	14,283
		Paint & Related Materials--0.2%
675		Fuller (H.B.) Co.	17,260
		Paper Products--0.9%
1,713	[1]	Buckeye Technologies, Inc.	21,704
1,172		Rock-Tenn Co., Class A	44,841
		TOTAL	66,545
		Personal Loans--0.7%
867		Advanta Corp., Class B	39,726
862	[1]	Ezcorp, Inc., Class A	13,059
		TOTAL	52,785
		Personnel Agency--0.4%
1,453	[1]	Labor Ready, Inc.	31,530
		Photo-Optical Components-Equipment--0.1%
413	[1]	II-VI, Inc.	11,188
		Pollution Control--0.1%
214		Waste Holdings, Inc.	5,620
		Printed Circuit Boards--0.4%
1,041		Park Electrochemical Corp.	28,680
		Printing--1.0%
2,604	[1]	Cenveo, Inc.	66,793
111	[1]	Consolidated Graphics, Inc.	8,353
		TOTAL	75,146
		Property Liability Insurance--3.5%
594	[1]	American Physicians Capital, Inc.	23,487
1,078	[1]	CNA Surety Corp.	22,250
1,247		Horace Mann Educators Corp.	26,237
505		National Interstate Corp.	12,100
350		Nymagic, Inc.	14,333
833		Ohio Casualty Corp.	26,356
114	[1]	ProAssurance Corp.	6,138
1,173		RLI Corp.	65,324
2,323		Selective Insurance Group, Inc.	60,584
		TOTAL	256,809
		Recreational Goods--0.1%
457	[1]	Smith & Wesson Holding Corp.	6,270
		Regional Bank--7.1%
1,459		CVB Financial Corp.	17,318
1,593		Central Pacific Financial Corp.	54,735
346		City Bank Lynwood, WA	10,799
658		City Holding Co.	24,984
554		Community Bank System, Inc.	11,357
216		Community Banks, Inc.	5,104
233		Community Trust Bancorp, Inc.	7,750
897		FNB Corp.	15,052
244		First Merchants Corp.	5,263
177	[1]	First Regional Bancorp	4,425
188		Great Southern Bancorp, Inc.	5,147
90		Hancock Holding Co.	3,521
469		Independent Bank Corp.- Massachusetts	13,929
498		Integra Bank Corp.	11,315
729		NBT Bancorp, Inc.	16,002
1,406		National Penn Bancshares, Inc.	26,067
384		Old National Bancorp	6,866
1,713		Pacific Capital Bancorp	46,131
420		Park National Corp.	37,283
1,243		Provident Bankshares Corp.	39,826
525		S & T Bancorp, Inc.	17,094
432		TierOne Corp.	10,493
178		Tompkins County Trust Co., Inc.	6,889
1,176		Trustmark Corp.	31,293
1,718		United Bankshares, Inc.	57,553
673		WestAmerica Bancorp.	31,517
		TOTAL	517,713
		Resorts--1.0%
1,230	[1]	Vail Resorts, Inc.	70,135
		Restaurant--2.2%
427	[1]	Buffalo Wild Wings, Inc.	27,874
223		IHOP Corp.	13,139
1,509	[1]	Jack in the Box, Inc.	100,530
469	[1]	P. F. Chang's China Bistro, Inc.	17,939
		TOTAL	159,482
		Rubber--0.1%
297		Cooper Tire & Rubber Co.	5,741
		Savings & Loan--1.8%
261		Anchor Bancorp Wisconsin, Inc.	7,026
226		BankUnited Financial Corp.	4,893
177		First Financial Holdings, Inc.	5,995
673	[1]	FirstFed Financial Corp.	41,376
172		ITLA Capital Corp.	8,757
912		MAF Bancorp, Inc.	36,617
685		PFF Bancorp, Inc.	19,276
130		WSFS Financial Corp.	8,386
		TOTAL	132,326
		Securities Brokerage--0.9%
578	[1]	Knight Capital Group, Inc., Class A	9,364
262	[1]	Penson Worldwide, Inc.	7,027
154	[1]	Piper Jaffray Cos., Inc.	9,827
1,625		SWS Group, Inc.	42,234
		TOTAL	68,452
		Semiconductor Manufacturing Equipment--0.2%
703	[1]	SiRF Technology Holdings, Inc.	17,055
		Services to Medical Professionals--0.2%
225	[1]	Nighthawk Radiology Holdings, Inc.	4,367
520	[1]	Res-Care, Inc.	9,308
		TOTAL	13,675
		Shoes--2.3%
1,735	[1]	Crocs, Inc.	96,952
918	[1]	Deckers Outdoor Corp.	69,520
		TOTAL	166,472
		Soft Drinks--0.3%
1,602	[1]	National Beverage Corp.	24,927
		Software Packaged/Custom--3.7%
632	[1]	Blue Coat Systems, Inc.	22,158
418	[1]	GSI Commerce, Inc.	9,238
4,662	[1]	Informatica Corp.	68,625
1,235	[1]	Interwoven, Inc.	18,858
983	[1]	JDA Software Group, Inc.	17,497
449		Quality Systems, Inc.	18,171
941	[1]	THQ, Inc.	31,401
1,222	[1]	VASCO Data Security International, Inc.	26,139
1,402	[1]	ValueClick, Inc.	40,097
921	[1]	Vignette Corp.	17,057
		TOTAL	269,241
		Specialty Chemicals--2.1%
1,432		Chemed Corp.	72,030
4,245	[1]	Hercules, Inc.	79,976
		TOTAL	152,006
		Specialty Machinery--1.7%
832		Cascade Corp.	51,559
1,031	[1]	Gardner Denver, Inc.	38,972
108	[1]	Stratasys, Inc.	5,133
629		Woodward Governor Co.	31,041
		TOTAL	126,705
		Specialty Retailing--2.0%
1,626		Asbury Automotive Group, Inc.	46,780
1,250	[1]	Hibbett Sporting Goods, Inc.	36,437
979	[1]	Jo-Ann Stores, Inc.	29,321
314		Lithia Motors, Inc., Class A	8,462
686	[1]	Rush Enterprises, Inc., Class A	14,269
416		Sonic Automotive, Inc., Class A	11,893
		TOTAL	147,162
		Surveillance-Detection--0.2%
683	[1]	Lo-Jack Corp.	12,567
		Telecommunications Equipment & Services—3.9%
1,016	[1]	Anixter International, Inc.	72,746
800	[1]	Arris Group, Inc.	11,856
2,281	[1]	C-COR Electronics, Inc.	28,102
2,737	[1]	CommScope, Inc.	127,681
1,338	[1]	Comtech Telecommunications Corp.	50,643
		TOTAL	291,028
		Trucking--0.0%
1	[1]	Celadon Group, Inc.	16
		Undesignated Consumer Cyclicals--2.7%
121		Arbitron, Inc.	5,963
1,883	[1]	Rent-A-Center, Inc.	52,423
3,182	[1]	TeleTech Holdings, Inc.	120,057
376	[1]	Vertrue, Inc.	17,792
196		Viad Corp.	8,005
		TOTAL	204,240
		Undesignated Consumer Durables--0.4%
797		Group 1 Automotive, Inc.	32,677
		Undesignated Consumer Staples--1.5%
2,289	[1]	NBTY, Inc.	113,099
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,720,066)	7,178,985
		REPURCHASE AGREEMENT--5.6%
$407,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338. (AT COST)	407,000
		TOTAL INVESTMENTS—103.6% (IDENTIFIED COST $7,127,066)[2]	7,585,985
		OTHER ASSETS AND LIABILITIES—NET—(3.6%)	(264,157)
		TOTAL NET ASSETS---100%	$7,321,828

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $7,127,066. The net unrealized appreciation of investments for federal tax purposes was $458,919.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $599,502 and net unrealized depreciation from investments for those securities having an excess of cost over value of $140,583.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—93.7%
		Advertising--0.3%
1,554	[1]	Greenfield Online, Inc.	$25,423
		Agricultural Chemicals--0.4%
1,623		UAP Holding Corp.	44,908
		Agricultural Machinery--0.8%
1,355		Bucyrus International, Inc., Class A	85,013
		Apparel--1.5%
1,128	[1]	DSW, Inc., Class A	43,721
1,886	[1]	Maidenform Brands, Inc.	38,456
418	[1]	True Religion Apparel, Inc.	6,228
279	[1]	Volcom, Inc.	11,721
1,354	[1]	Zumiez Inc.	53,429
		TOTAL	153,555
		Auto Original Equipment Manufacturers—0.3%
849		Myers Industries, Inc.	19,060
380		Sun Hydraulics Corp.	11,894
		TOTAL	30,954
		Beer--0.1%
192	[1]	The Boston Beer Co., Inc., Class A	6,184
		Biotechnology--2.3%
1,034	[1]	LifeCell Corp.	30,400
3,023	[1]	MGI PHARMA, Inc.	66,566
2,852	[1]	OSI Pharmaceuticals, Inc.	98,964
1,130	[1]	Pharmion Corp.	34,228
		TOTAL	230,158
		Broadcasting--0.4%
2,734		Sinclair Broadcast Group, Inc., Class A	44,646
		Building Materials--1.4%
2,123		Apogee Enterprises, Inc.	51,122
712	[1]	Interline Brands, Inc.	15,564
2,265		Simpson Manufacturing Co., Inc.	72,865
		TOTAL	139,551
		Cement--0.8%
1,860	[1]	Astec Industries, Inc.	75,702
		Clothing Stores—4.8%
3,063	[1]	Aeropostale, Inc.	126,042
3,490		Buckle, Inc.	124,314
787	[1]	Children's Place Retail Stores, Inc.	41,609
2,845	[1]	Dress Barn, Inc.	56,644
2,473	[1]	Gymboree Corp.	94,419
749	[1]	Jos A. Bank Clothiers, Inc.	28,941
1,406	[1]	New York & Co.	19,642
		TOTAL	491,611
		Cogeneration--0.5%
2,206	[1]	Headwaters, Inc.	47,804
		Computer Networking--0.1%
1,046	[1]	FalconStor Software, Inc.	12,050
		Computer Peripherals--1.5%
517	[1]	Intevac, Inc.	12,568
6,372	[1]	Nuance Communications, Inc.	98,193
382	[1]	Rimage Corp.	10,516
1,148	[1]	Synaptics, Inc.	34,394
		TOTAL	155,671
		Computer Services--0.2%
627		Syntel, Inc.	21,983
		Construction Machinery--0.7%
1,070		Manitowoc, Inc.	73,006
		Contracting--1.5%
550	[1]	IHS, Inc., Class A	22,737
2,999	[1]	Perini Corp.	127,757
		TOTAL	150,494
		Cosmetics & Toiletries--1.2%
2,073	[1]	Chattem, Inc.	118,451
		Defense Aerospace--1.2%
1,561	[1]	Orbital Sciences Corp.	32,578
2,132	[1]	Teledyne Technologies, Inc.	94,043
		TOTAL	126,621
		Defense Electronics--0.1%
127		United Industrial Corp.	6,213
		Diversified Leisure--0.3%
588	[1]	Life Time Fitness, Inc.	30,223
		Drug Stores--1.4%
2,680		Longs Drug Stores Corp.	146,703
		Electric & Electrical Original Equipment Manufacturers--1.2%
2,162	[1]	General Cable Corp.	124,185
		Electrical Equipment--0.8%
4,597	[1]	GrafTech International Ltd.	45,878
436	[1]	Littelfuse, Inc.	17,488
248	[1]	WESCO International, Inc.	15,666
		TOTAL	79,032
		Electrical - Radio & TV--0.2%
702	[1]	Universal Electronics, Inc.	19,867
		Electrical Test/Measuring Equipment---0.9%
47	[1]	Itron, Inc.	3,165
1,456	[1]	Varian, Inc.	84,390
		TOTAL	87,555
		Electronic Instruments--1.8%
639	[1]	Dionex Corp.	44,091
3,386	[1]	FEI Co.	125,959
220	[1]	Hittite Microwave Corp.	9,940
101	[1]	OYO Geospace Corp.	7,556
		TOTAL	187,546
		Ethical Drugs--1.9%
2,311	[1]	Cubist Pharmaceuticals, Inc.	49,571
740	[1]	Salix Pharmaceuticals Ltd.	9,635
2,905	[1]	Sciele Pharma, Inc.	71,812
1,022	[1]	United Therapeutics Corp.	57,140
		TOTAL	188,158
		Financial Services—4.9%
202		Advance America Cash Advance, Inc.	3,462
950	[1]	Asset Acceptance Capital Corp.	17,499
213	[1]	CRA International, Inc.	10,984
3,278		Deluxe Corp.	124,072
470	[1]	Huron Consulting Group, Inc.	28,458
568	[1]	InterContinentalExchange, Inc.	72,136
1,523		International Securities Exchange Holdings, Inc., Class A	101,569
2,280		National Financial Partners Corp.	105,040
603	[1]	Portfolio Recovery Associates, Inc.	33,557
		TOTAL	496,777
		Furniture--1.6%
2,325		Sealy Corp.	39,641
4,868		Tempur-Pedic International, Inc.	126,422
		TOTAL	166,063
		Generic Drugs--0.1%
321		Mannatech, Inc.	4,963
		Home Health Care--0.5%
42	[1]	Apria Healthcare Group, Inc.	1,333
664	[1]	Wellcare Health Plans, Inc.	53,512
		TOTAL	54,845
		Home Products—0.9%
3,398		Tupperware Brands Corp.	95,552
		Hospitals--0.4%
859		LCA Vision, Inc.	36,052
		Hotels and Motels--0.6%
1,631		Ameristar Casinos, Inc.	49,517
526	[1]	McCormick & Schmick's Seafood Restaurants, Inc.	14,081
		TOTAL	63,598
		Household Appliances—1.9%
4,931	[1]	Goodman Global, Inc.	91,963
732	[1]	Middleby Corp.	100,489
		TOTAL	192,452
		Industrial Machinery--1.7%
842		Actuant Corp.	44,626
525	[1]	Columbus McKinnon Corp.	12,999
1,894		Valmont Industries, Inc.	119,095
		TOTAL	176,720
		International Bank--0.2%
614		Preferred Bank Los Angeles, CA	22,491
		Internet Services--1.2%
2,236	[1]	Priceline.com, Inc.	124,411
		Machine Tools--0.0%
101		Hurco Co., Inc.	4,455
		Machined Parts Original Equipment Manufacturers-0.6%
2,185		Applied Industrial Technologies, Inc.	58,711
		Major Steel Producer--1.2%
3,999	[1]	AK Steel Holding Corp.	122,049
		Maritime--1.8%
3,836	[1]	American Commercial Lines, Inc.	113,047
1,907		Horizon Lines, Inc., Class A	64,857
		TOTAL	177,904
		Medical Supplies--2.3%
1,850	[1]	Align Technology, Inc.	41,921
724	[1]	HealthExtras, Inc.	22,408
3,891	[1]	Immucor, Inc.	126,963
449	[1]	Medical Action Industries, Inc.	10,228
772		Meridian Bioscience, Inc.	22,952
271	[1]	Micrus Endovascular Corp.	6,024
		TOTAL	230,496
		Medical Technology--0.8%
156	[1]	Cholestech Corp.	3,023
1,131	[1]	Ventana Medical Systems	54,955
756	[1]	Zoll Medical Corp.	18,273
		TOTAL	76,251
		Metal Containers--1.2%
2,190		Silgan Holdings, Inc.	125,662
		Metal Fabrication--0.6%
779		Dynamic Materials Corp.	25,738
731		Kaydon Corp.	34,744
		TOTAL	60,482
		Miscellaneous Communications--0.4%
916	[1]	Cbeyond Communications, Inc.	31,858
393	[1]	j2 Global Communications, Inc.	11,303
		TOTAL	43,161
		Miscellaneous Components--1.0%
6,491	[1]	Amkor Technology, Inc.	90,809
459	[1]	Atheros Communications	12,297
		TOTAL	103,106
		Miscellaneous Machinery--0.2%
261		Nordson Corp.	11,962
267		Regal Beloit Corp.	12,314
		TOTAL	24,276
		Miscellaneous Metals--0.3%
1,422		AMCOL International Corp.	34,171
		Multi-Industry Capital Goods--1.0%
1,407	[1]	Ceradyne, Inc.	82,802
391	[1]	DXP Enterprises, Inc.	18,963
		TOTAL	101,765
		Multi-Industry Transportation--0.9%
2,484	[1]	Hub Group, Inc., Class A	89,424
		Mutual Fund Adviser--0.1%
104		Cohen & Steers, Inc.	5,336
		Office Furniture--1.1%
4,594		Knoll, Inc.	106,673
		Offshore Driller--1.5%
1,245	[1]	Atwood Oceanics, Inc.	78,310
1,362	[1]	Bristow Group, Inc.	51,211
520	[1]	Oceaneering International, Inc.	24,721
		TOTAL	154,242
		Oil Refiner--0.8%
1,034		Alon USA Energy, Inc.	38,672
1,129		Frontier Oil Corp.	39,888
		TOTAL	78,560
		Oil Service, Explore & Drill--2.1%
2,754	[1]	Complete Production Services, Inc.	66,289
748	[1]	Input/Output, Inc.	10,464
642	[1]	McDermott International, Inc.	34,450
1,181	[1]	Parker Drilling Co.	12,826
1,565	[1]	W-H Energy Services, Inc.	84,682
		TOTAL	208,711
		Oil Well Supply—2.9%
1,312		Carbo Ceramics, Inc.	57,006
1,924	[1]	Dril-Quip, Inc.	97,162
3,028	[1]	Oil States International, Inc.	102,740
2,500		RPC, Inc.	41,225
		TOTAL	298,133
		Other Communications Equipment--0.4%
1,326	[1]	Netgear, Inc.	44,567
		Other Computer Hardware--0.4%
3,136	[1]	Smart Modular Technologies (WWH), Inc.	41,709
		Other Steel Producer--1.8%
2,610		Chaparral Steel Co.	184,005
		Personal Loans--1.0%
264		ASTA Funding, Inc.	11,545
334		Cash America International, Inc.	14,415
2,427	[1]	Ezcorp, Inc., Class A	36,769
939	[1]	World Acceptance Corp.	40,311
		TOTAL	103,040
		Personnel Agency--0.1%
481	[1]	Labor Ready, Inc.	10,438
		Photo-Optical Components-Equipment--0.1%
433	[1]	II-VI, Inc.	11,730
		Pollution Control--0.3%
813	[1]	Waste Connections, Inc.	25,341
		Printing—2.0%
3,579	[1]	Cenveo, Inc.	91,801
920	[1]	Consolidated Graphics, Inc.	69,230
2,433	[1]	Valassis Communications, Inc.	46,616
		TOTAL	207,647
		Property Liability Insurance--0.1%
473		National Interstate Corp.	11,333
		Railroad--0.1%
384		Wabtec Corp.	14,266
		Recreational Goods--0.6%
1,046		Oakley, Inc.	25,240
2,880	[1]	Smith & Wesson Holding Corp.	39,514
		TOTAL	64,754
		Regional Bank--0.7%
735		Frontier Financial Corp.	18,265
914	[1]	SVB Financial Group	46,815
617		Wilshire Bancorp, Inc.	8,490
		TOTAL	73,570
		Resorts--1.2%
2,154	[1]	Vail Resorts, Inc.	122,821
		Restaurant--1.0%
592	[1]	Buffalo Wild Wings, Inc.	38,646
1,215	[1]	CEC Entertainment, Inc.	50,629
426	[1]	P. F. Chang's China Bistro, Inc.	16,295
		TOTAL	105,570
		Semiconductor Manufacturing--0.1%
399	[1]	Diodes, Inc.	14,731
		Semiconductor Manufacturing Equipment--0.1%
427	[1]	Advanced Energy Industries, Inc.	10,462
		Services to Medical Professionals--0.0%
218	[1]	Phase Forward, Inc.	3,462
		Shoes--2.4%
2,449	[1]	Crocs, Inc.	136,850
1,368	[1]	Deckers Outdoor Corp.	103,599
		TOTAL	240,449
		Soft Drinks--0.4%
2,383	[1]	National Beverage Corp.	37,079
		Software Packaged/Custom—5.9%
345	[1]	Ansoft Corp.	11,140
1,099	[1]	Blue Coat Systems, Inc.	38,531
995	[1]	COMSYS IT Partners, Inc.	22,646
1,364	[1]	GSI Commerce, Inc.	30,144
269		Henry Jack & Associates, Inc.	6,389
962	[1]	I2 Technologies, Inc.	24,493
780	[1]	IGATE Capital Corp.	5,374
5,968	[1]	Informatica Corp.	87,849
459		Quality Systems, Inc.	18,576
730	[1]	Quest Software, Inc.	12,417
4,952	[1]	THQ, Inc.	165,248
2,669	[1]	VASCO Data Security International, Inc.	57,090
4,286	[1]	ValueClick, Inc.	122,580
		TOTAL	602,477
		Specialty Chemicals--2.7%
2,393		Chemed Corp.	120,368
6,785	[1]	Hercules, Inc.	127,829
757		Koppers Holdings, Inc.	21,908
		TOTAL	270,105
		Specialty Machinery--0.4%
906	[1]	Stratasys, Inc.	43,062
		Specialty Retailing--0.2%
484	[1]	Conn's, Inc.	12,560
761	[1]	Stamps.com, Inc.	10,738
		TOTAL	23,298
		Surveillance-Detection--0.2%
1,239	[1]	Lo-Jack Corp.	22,798
		Telecommunications Equipment & Services--3.5%
3,946	[1]	Arris Group, Inc.	58,480
3,260	[1]	C-COR Electronics, Inc.	40,163
2,609	[1]	CommScope, Inc.	121,710
3,221	[1]	Comtech Telecommunications Corp.	121,915
669	[1]	Novatel Wireless, Inc.	12,169
		TOTAL	354,437
		Trucking--0.4%
1,474	[1]	Old Dominion Freight Lines, Inc.	43,571
		Undesignated Consumer Cyclicals--3.2%
425		DeVRY, Inc.	14,021
494	[1]	Kendle International, Inc.	16,836
556	[1]	Parexel International Corp.	21,840
490	[1]	Sykes Enterprises, Inc.	9,045
4,579	[1]	TeleTech Holdings, Inc.	172,766
581	[1]	Vertrue, Inc.	27,493
1,361		Watson Wyatt & Co. Holdings, Class A	64,144
		TOTAL	326,145
		Undesignated Consumer Staples--0.4%
973	[1]	USANA, Inc.	38,764
		Undesignated Health Care--0.6%
2,724	[1]	Healthspring, Inc.	64,068
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,980,993)	9,556,458
		REPURCHASE AGREEMENT--4.5%
$455,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338. (AT COST)	455,000
		TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $9,435,993)[2]	10,011,458
		OTHER ASSETS AND LIABILITIES---NET—1.8%	182,401
		TOTAL NET ASSETS---100%	$10,193,859

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $9,435,993.  The net unrealized appreciation of investments for federal tax purposes was $575,465.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $678,809 and net unrealized depreciation from investments for those securities having an excess of cost over value of $103,344.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Small Cap Value Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—97.0%
		Advertising--0.3%
2,593	[1]	Greenfield Online, Inc.	$42,421
		Agricultural Chemicals--1.1%
3,434		CF Industries Holdings, Inc.	136,295
2,185	[1]	Terra Industries, Inc.	38,543
		TOTAL	174,838
		Airline - National--0.1%
348	[1]	Atlas Air Worldwide Holdings, Inc.	20,017
		Airline - Regional--0.1%
349		SkyWest, Inc.	9,496
		Aluminum--0.4%
1,192	[1]	Century Aluminium Co.	56,393
		Apparel--2.1%
641		Columbia Sportswear Co.	40,127
9,895	[1]	Warnaco Group, Inc.	279,831
		TOTAL	319,958
		Auto Original Equipment Manufacturers --1.1%
6,213		American Axle & Manufacturing Holdings, Inc.	173,653
63		Sun Hydraulics Corp.	1,972
		TOTAL	175,625
		Clothing Stores--3.1%
16,820	[1]	Fossil, Inc.	473,819
		Computer Peripherals--0.0%
165		Imation Corp.	6,090
		Computer Stores--0.0%
114	[1]	Insight Enterprises, Inc.	2,259
		Construction Machinery--0.8%
1,763		Manitowoc, Inc.	120,289
		Contracting--0.3%
1,437	[1]	Baker Michael Corp.	42,190
		Crude Oil & Gas Production--1.8%
3,437	[1]	Petroleum Development Corp.	178,724
3,366	[1]	Stone Energy Corp.	99,735
		TOTAL	278,459
		Defense Aerospace--1.7%
2,362	[1]	TransDigm Group, Inc.	89,449
2,897		Triumph Group, Inc.	176,167
		TOTAL	265,616
		Diversified Leisure--1.0%
3,177		International Speedway Corp., Class A	156,944
		Drug Stores--3.6%
10,113		Longs Drug Stores Corp.	553,586
		Electric & Electronic Original Equipment Manufacturers --0.4%
3,350		Cubic Corp.	67,436
		Electric Utility--4.8%
4,900		Allete, Inc.	237,209
374		Black Hills Corp.	14,889
2,121	[1]	El Paso Electric Co.	55,994
829		Otter Tail Corp.	28,352
11,113		PNM Resources, Inc.	361,728
1,293		Portland General Electric Co.	37,471
		TOTAL	735,643
		Electrical - Radio & TV--0.2%
1,976	[1]	Audiovox Corp., Class A	28,434
		Electrical Equipment--0.1%
232		Robbins & Myers, Inc.	8,916
		Electronic Components--0.3%
2,839		Methode Electronics, Inc., Class A	42,812
		Electronic Instruments--5.6%
9,860		Belden CDT, Inc.	550,977
8,361	[1]	FEI Co.	311,029
		TOTAL	862,006
		Ethical Drugs--0.5%
3,926	[1]	Bradley Pharmaceuticals, Inc.	77,067
		Financial Services--0.4%
484	[1]	America's Car-Mart, Inc.	6,205
1,530		Deluxe Corp.	57,910
		TOTAL	64,115
		Gas Distributor—5.0%
5,684		Atmos Energy Corp.	180,296
4,281		New Jersey Resources Corp.	229,890
1,691		Northwest Natural Gas Co.	85,920
2,726		South Jersey Industries, Inc.	107,050
4,846		WGL Holdings, Inc.	163,989
		TOTAL	767,145
		Greeting Cards--0.2%
793		CSS Industries, Inc.	31,641
		Home Health Care--0.1%
270	[1]	Amerigroup Corp.	7,595
		Hospitals--0.3%
1,682	[1]	MedCath Corp.	49,989
		Hotels & Motels--0.5%
3,730		Marcus Corp.	81,053
		Insurance Brokerage--3.5%
13,034		Odyssey Re Holdings Corp.	546,125
		Internet Services--0.1%
1,536	[1]	Keynote Systems, Inc.	20,890
		Iron Ore Production--1.8%
4,024		Cleveland Cliffs, Inc.	278,823
		Life Insurance--0.9%
1,716		Delphi Financial Group, Inc., Class A	73,273
4,542		Phoenix Cos., Inc.	67,676
		TOTAL	140,949
		Machine Tools--0.3%
948		Hurco Co., Inc.	41,816
		Machined Parts Original Equipment Manufacturers --1.5%
8,362		Applied Industrial Technologies, Inc.	224,687
		Maritime--0.4%
1,562	[1]	Genco Shipping & Trading Ltd.	55,857
		Medical Supplies--1.1%
4,025	[1]	CONMED Corp.	122,038
2,019	[1]	Medical Action Industries, Inc.	45,993
		TOTAL	168,031
		Metal Containers--2.5%
6,218		Greif Brothers Corp., Class A	345,721
680		Silgan Holdings, Inc.	39,018
		TOTAL	384,739
		Metal Fabrication--1.8%
12,743		Worthington Industries, Inc.	283,532
		Mini-Mill Producer--0.4%
75		Commercial Metals Corp.	2,515
1,178		Schnitzer Steel Industries, Inc., Class A	61,150
		TOTAL	63,665
		Miscellaneous Communications--0.1%
767	[1]	InfoSpace.com, Inc.	19,681
		Miscellaneous Metals--1.4%
1,416	[1]	Brush Engineered Materials, Inc.	67,996
3,170		Metal Management, Inc.	152,382
		TOTAL	220,378
		Mortgage & Title--0.7%
839		LandAmerica Financial Group, Inc.	67,414
1,199		Stewart Information Services Corp.	48,224
		TOTAL	115,638
		Multi-Line Insurance--3.5%
1,184		Alfa Corp.	21,241
2,555		FBL Financial Group, Inc., Class A	98,981
677	[1]	FPIC Insurance Group, Inc.	31,183
1,670		Harleysville Group, Inc.	51,002
1,898		Infinity Property & Casualty	88,276
1,236		Midland Co.	54,248
4,108		Zenith National Insurance Corp.	189,995
		TOTAL	534,926
		Mutual Fund Adviser--0.2%
630		GAMCO Investors, Inc., Class A	28,741
		Office Supplies--3.3%
8,719	[1]	United Stationers, Inc.	518,955
		Oil Refiner--1.3%
1,276		Alon USA Energy, Inc.	47,722
7,724		Delek US Holdings, Inc.	147,297
		TOTAL	195,019
		Oil Service, Explore & Drill--0.5%
1,413	[1]	Dawson Geophysical Co.	72,628
		Other Steel Producer--0.2%
347		Chaparral Steel Co.	24,463
		Packaged Foods--0.5%
1,273	[1]	Ralcorp Holdings, Inc.	83,776
		Personal Loans--1.0%
3,339		Advanta Corp., Class B	152,993
		Personnel Agency--1.1%
1,630		CDI Corp.	48,281
4,970	[1]	Volt Information Science, Inc.	127,033
		TOTAL	175,314
		Pollution Control--0.2%
912	[1]	Layne Christensen Co.	34,537
		Poultry Products--0.1%
509		Sanderson Farms, Inc.	20,121
		Printing--0.9%
1,270		Bowne & Co., Inc.	21,184
1,588	[1]	Consolidated Graphics, Inc.	119,497
		TOTAL	140,681
		Property Liability Insurance--6.5%
694	[1]	American Physicians Capital, Inc.	27,441
2,323	[1]	CNA Surety Corp.	47,947
4,581		Horace Mann Educators Corp.	96,384
2,006	[1]	Meadowbrook Insurance Group, Inc.	22,287
2,082		National Interstate Corp.	49,885
1,369		Nymagic, Inc.	56,061
1,693	[1]	ProAssurance Corp.	91,151
3,964		RLI Corp.	220,755
8,800		Selective Insurance Group, Inc.	229,504
1,898		State Auto Financial Corp.	57,035
353	[1]	Triad Guaranty, Inc.	15,606
2,693		United Fire & Casualty Co.	98,968
		TOTAL	1,013,024
		Regional Bank--6.7%
2,132		Alabama National Bancorp	133,506
612		Amcore Financial, Inc.	17,509
3,682		Central Pacific Financial Corp.	126,513
2,828		Chittenden Corp.	82,182
1,520		Citizens Banking Corp.	30,415
1,205		City Bank Lynwood, WA	37,608
1,025		City Holding Co.	38,919
3,004		Community Bank System, Inc.	61,582
760		Community Trust Bancorp, Inc.	25,278
1,329		First Financial Bancorp	19,802
350		Iberiabank Corp.	18,371
864		Integra Bank Corp.	19,630
1,863		NBT Bancorp, Inc.	40,893
5,655		Old National Bancorp	101,111
542		Old Second Bancorp, Inc.	15,859
543		Oriental Financial Group	6,283
655		Park National Corp.	58,144
323		Southwest Bancorp, Inc.	7,913
723		Taylor Capital Group, Inc.	21,502
599		TierOne Corp.	14,550
773		Tompkins County TrustCo., Inc.	29,915
2,567		United Bankshares, Inc.	85,994
1,463		Wesbanco, Inc.	42,910
		TOTAL	1,036,389
		Resorts--0.3%
3,446	[1]	Lakes Gaming, Inc.	42,661
		Restaurant--1.7%
4,048	[1]	Jack in the Box, Inc.	269,678
		Rubber--1.1%
9,143		Cooper Tire & Rubber Co.	176,734
		Savings & Loan--1.7%
448		BankUnited Financial Corp., Class A	9,699
649		Downey Financial Corp.	43,451
25		First Financial Holdings, Inc.	847
2,211	[1]	FirstFed Financial Corp.	135,932
1,413		PFF Bancorp, Inc.	39,762
638		WSFS Financial Corp.	41,157
		TOTAL	270,848
		Securities Brokerage--2.0%
18,338	[1]	Knight Capital Group, Inc., Class A	297,076
267	[1]	Piper Jaffray Cos., Inc.	17,037
		TOTAL	314,113
		Semiconductor Manufacturing Equipment--0.0%
372	[1]	Brooks Automation, Inc.	6,499
		Shoes--1.1%
2,292	[1]	Deckers Outdoor Corp.	173,573
		Software Packaged/Custom--1.4%
1,508	[1]	Echelon Corp.	19,529
2,285	[1]	JDA Software Group, Inc.	40,673
8,324	[1]	Sonicwall, Inc.	67,924
4,610	[1]	Vignette Corp.	85,377
		TOTAL	213,503
		Specialty Chemicals--0.1%
1,192	[1]	Calgon Carbon Corp.	9,429
		Specialty Machinery--1.4%
610		Cascade Corp.	37,802
3,762		Woodward Governor Co.	185,655
		TOTAL	223,457
		Specialty Retailing--2.2%
4,512	[1]	Cabela's, Inc., Class A	107,025
11,443		Pep Boys-Manny Moe & Jack	213,412
688	[1]	Rush Enterprises, Inc., Class A	14,310
		TOTAL	334,747
		Telecommunication Equipment & Services--0.9%
2,314	[1]	Anaren Microwave, Inc.	43,781
5,876	[1]	C-COR Electronics, Inc.	72,392
1,811	[1]	Oplink Communications, Inc.	30,008
		TOTAL	146,181
		Toys & Games--0.1%
662	[1]	JAKKS Pacific, Inc.	15,908
		Undesignated Consumer Cyclicals--1.1%
4,430		Speedway Motorsports, Inc.	171,884
		Undesignated Consumer Staples--3.5%
11,011	[1]	NBTY, Inc.	544,054
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,945,445)	15,031,499
		REPURCHASE AGREEMENTS--5.6%
$877,000		Interest in $250,000,000 joint repurchase agreement, 5.13%, dated 4/30/2007, under which Mizuho Securities USA, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was 255,036,338. (AT COST)	877,000
		TOTAL INVESTMENTS – 102.6% (IDENTIFIED COST $14,822,445)[2]	15,908,499
		OTHER ASSETS AND LIABILITIES – NET—(2.6)%	(410,542)
		TOTAL NET ASSETS – 100%	$15,497,957

1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $14,822,445.The net unrealized appreciation of investments for federal tax purposes was $1,086,054. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,354,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $268,498.

Note:           The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors; prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management.  An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Federated MDT Tax Aware/All Cap Core Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--99.1%
		Advertising--0.2%
191		Omnicom Group, Inc.	$20,000
		Agricultural Chemicals--0.3%
88		FMC Corp.	6,770
321		Monsanto Co.	18,936
		TOTAL	25,706
		Agricultural Machinery--0.7%
616		Deere & Co.	67,390
		Aluminum--0.1%
275		Alcoa, Inc.	9,760
		Apparel--1.3%
2,171	[1]	Coach, Inc.	106,010
221	[1]	DSW, Inc., Class A	8,566
233	[1]	Zumiez Inc.	9,194
		TOTAL	123,770
		Auto Original Equipment Manufacturers--0.4%
183	[1]	AutoZone, Inc.	24,346
103		Johnson Controls, Inc.	10,540
		TOTAL	34,886
		Biotechnology--5.9%
285	[1]	Celgene Corp.	17,431
5,761	[1]	Genentech, Inc.	460,822
866	[1]	Gilead Sciences, Inc.	70,770
167	[1]	Martek Biosciences Corp.	3,606
171	[1]	Waters Corp.	10,163
		TOTAL	562,792
		Broadcasting--0.1%
339	[1]	Discovery Holding Co., Class A	7,373
		Building Supply Stores--2.1%
4,798		Home Depot, Inc.	181,700
564		Lowe's Cos., Inc.	17,236
		TOTAL	198,936
		Cable TV--1.0%
3,694	[1]	Comcast Corp., Class A	98,482
		Cellular Communications--0.1%
92	[1]	U.S. Cellular Corp.	6,670
		Cement--0.2%
129		Martin Marietta Materials, Inc.	18,811
		Clothing Stores--0.1%
258	[1]	Aeropostale, Inc.	10,617
		Computer Peripherals--0.6%
919	[1]	Network Appliance, Inc.	34,196
1,203	[1]	Western Digital Corp.	21,269
		TOTAL	55,465
		Computer Services--0.7%
154	[1]	Ceridian Corp.	5,199
563	[1]	Cognizant Technology Solutions Corp.	50,332
72	[1]	Fiserv, Inc.	3,828
229	[1]	Riverbed Technology, Inc.	7,307
		TOTAL	66,666
		Computer Stores--0.1%
666	[1]	Ingram Micro, Inc., Class A	13,067
		Computers - Low End--4.7%
4,467	[1]	Apple, Inc.	445,807
		Construction Machinery--0.1%
184		Manitowoc, Inc.	12,554
		Cosmetics & Toiletries--0.2%
443		Avon Products, Inc.	17,631
47		Estee Lauder Cos., Inc., Class A	2,417
		TOTAL	20,048
		Crude Oil & Gas Production--1.1%
482		Anadarko Petroleum Corp.	22,490
206	[1]	Bill Barrett Corp.	7,601
1,079		Devon Energy Corp.	78,627
		TOTAL	108,718
		Defense Aerospace--1.7%
1,154		Boeing Co.	107,322
189		Goodrich (B.F.) Co.	10,743
426		Lockheed Martin Corp.	40,956
100	[1]	TransDigm Group, Inc.	3,787
		TOTAL	162,808
		Defense Electronics--0.9%
1,201		Raytheon Co.	64,302
279		Rockwell Collins	18,322
		TOTAL	82,624
		Department Stores--0.1%
21	[1]	Sears Holdings Corp.	4,009
159		Target Corp.	9,440
		TOTAL	13,449
		Discount Department Stores--0.1%
359		Foot Locker, Inc.	8,541
		Diversified Leisure--0.5%
148		Carnival Corp.	7,236
295	[1]	Las Vegas Sand Corp.	25,131
346		Royal Caribbean Cruises Ltd.	14,383
		TOTAL	46,750
		Drug Stores--0.1%
154		Longs Drug Stores Corp.	8,430
		Electrical Test/Measuring Equipment--0.1%
219	[1]	Agilent Technologies, Inc.	7,527
		Electric Utility--1.9%
621	[1]	Allegheny Energy, Inc.	33,199
486		Ameren Corp.	25,549
1,289		Edison International	67,479
255		Northeast Utilities Co.	8,203
176		OGE Energy Corp.	6,765
165		Portland General Electric Co.	4,782
469		Sempra Energy	29,772
153		Westar Energy, Inc.	4,165
		TOTAL	179,914
		Electrical Equipment--0.1%
91		AMETEK, Inc.	3,301
155	[1]	Houston Wire & Cable Co.	4,569
		TOTAL	7,870
		Electronic Instruments--0.0%
74		Analogic Corp.	4,536
		Electronics Stores--0.1%
434		Circuit City Stores, Inc.	7,573
		Ethical Drugs--0.9%
366	[1]	King Pharmaceuticals, Inc.	7,485
2,421		Pfizer, Inc.	64,060
307	[1]	Sciele Pharma, Inc.	7,589
101		Wyeth	5,606
		TOTAL	84,740
		Financial Services--4.0%
873		Ambac Financial Group, Inc.	80,141
773	[1]	Americredit Corp.	19,503
507		Ameriprise Financial, Inc.	30,151
85	[1]	CBOT Holdings, Inc.	16,037
2,441		CIT Group, Inc.	145,606
7		Chicago Mercantile Exchange Holdings, Inc.	3,617
94		Dun & Bradstreet Corp.	8,488
144		FactSet Research Systems	8,857
789		MBIA Insurance Corp.	54,883
279		Moody's Corp.	18,447
		TOTAL	385,730
		Gas Distributor--0.0%
81		NICOR, Inc.	4,150
		Home Building--0.6%
115		Brookfield Homes Corp.	3,905
285	[1]	Hovnanian Enterprises, Inc., Class A	6,837
124		KB HOME	5,470
326		M.D.C. Holdings, Inc.	16,711
934		Pulte Homes, Inc.	25,125
161		Standard Pacific Corp.	3,357
		TOTAL	61,405
		Home Products--0.9%
1,155		Kimberly-Clark Corp.	82,201
		Household Appliances--0.1%
80	[1]	Middleby Corp.	10,982
		Insurance Brokerage--0.1%
217		Odyssey Re Holdings Corp.	9,092
		Integrated Domestic Oil--2.7%
2,529		Marathon Oil Corp.	256,820
		Integrated International Oil--2.6%
3,166		Chevron Corp.	246,283
		Internet Services--3.2%
387	[1]	IAC Interactive Corp.	14,752
404	[1]	Priceline.com, Inc.	22,479
7,991	[1]	eBay, Inc.	271,215
		TOTAL	308,446
		Iron Ore Production--0.2%
257		Cleveland Cliffs, Inc.	17,808
		Life Insurance--4.5%
489		Aflac, Inc.	25,105
145		Delphi Financial Group, Inc.	6,191
4,756		MetLife, Inc.	312,469
334		Nationwide Financial Services, Inc., Class A	19,081
180		Principal Financial Group	11,428
330		Protective Life Corp.	15,477
200		Prudential Financial, Inc.	19,000
282		Torchmark Corp.	19,261
		TOTAL	428,012
		Lumber Products--0.1%
466		Louisiana-Pacific Corp.	9,185
		Magazine Publishing--0.5%
789		McGraw-Hill Cos., Inc.	51,703
		Major Steel Producer--0.3%
271		United States Steel Corp.	27,517
		Maritime--0.2%
154	[1]	American Commercial Lines, Inc.	4,538
221	[1]	Genco Shipping & Trading Ltd.	7,903
184		OMI Corp.	5,349
		TOTAL	17,790
		Medical Supplies--0.6%
772		Cardinal Health, Inc.	54,001
124		Mentor Corp.	4,825
		TOTAL	58,826
		Medical Technology--0.4%
157		Dentsply International, Inc.	5,245
717	[1]	St. Jude Medical, Inc.	30,680
		TOTAL	35,925
		Metal Containers--0.1%
134		Ball Corp.	6,792
14		Greif Brothers Corp., Class A	778
		TOTAL	7,570
		Metal Fabrication--0.8%
722		Precision Castparts Corp.	75,167
		Mini-Mill Producer--0.3%
800		Commercial Metals Corp.	26,824
		Miscellaneous Machinery--0.1%
113		Roper Industries, Inc.	6,335
104		SPX Corp.	7,372
		TOTAL	13,707
		Miscellaneous Metals--0.2%
130		Metal Management, Inc.	6,249
544	[1]	USEC, Inc.	10,972
		TOTAL	17,221
		Miscellaneous Components--0.3%
436		Amphenol Corp., Class A	15,308
341	[1]	Cree, Inc.	6,956
159	[1]	International Rectifier Corp.	5,610
		TOTAL	27,874
		Money Center Bank--3.4%
1,205		Bank of America Corp.	61,335
1,933		Citigroup, Inc.	103,647
3,135		J.P. Morgan Chase & Co.	163,334
		TOTAL	328,316
		Mortgage and Title--0.4%
152		LandAmerica Financial Group, Inc.	12,213
487		PMI Group, Inc.	23,605
		TOTAL	35,818
		Multi-Industry Transportation--0.2%
151		FedEx Corp.	15,921
187	[1]	Hub Group, Inc., Class A	6,732
		TOTAL	22,653
		Multi-Industry Basic--0.4%
280		Vulcan Materials Co.	34,628
		Multi-Industry Capital Goods--3.2%
131		Acuity Brands, Inc.	7,745
67		American Standard Cos.	3,689
6,554		General Electric Co.	241,580
904		Honeywell International, Inc.	48,979
		TOTAL	301,993
		Multi-Line Insurance--6.0%
3,608		Allstate Corp.	224,851
3,567		American International Group, Inc.	249,369
723		Assurant, Inc.	41,594
214	[1]	CNA Financial Corp.	9,987
393		Genworth Financial, Inc., Class A	14,341
306		Hartford Financial Services Group, Inc.	30,967
82		Zenith National Insurance Corp.	3,793
		TOTAL	574,902
		Mutual Fund Adviser--0.1%
71	[1]	Affiliated Managers Group	8,352
		Office Furniture--0.0%
180		Knoll, Inc.	4,180
		Offshore Driller--0.1%
108	[1]	Oceaneering International, Inc.	5,134
		Oil Refiner--2.8%
517		Tesoro Petroleum Corp.	62,660
2,946		Valero Energy Corp.	206,898
		TOTAL	269,558
		Oil Service, Explore & Drill--0.2%
375	[1]	McDermott International, Inc.	20,123
		Oil Well Supply--5.2%
242	[1]	Cameron International Corp.	15,626
694	[1]	FMC Technologies, Inc.	49,191
5,838		Schlumberger Ltd.	431,020
		TOTAL	495,837
		Other Steel Producer--0.2%
247		Chaparral Steel Co.	17,413
		Packaged Foods--0.5%
718		General Mills, Inc.	43,008
		Paper Products--0.6%
833		MeadWestvaco Corp.	27,789
442		Temple-Inland, Inc.	26,184
		TOTAL	53,973
		Personal Loans--0.2%
94		ASTA Funding, Inc.	4,111
396	[1]	First Marblehead Corp.	14,355
		TOTAL	18,466
		Personnel Agency--0.3%
861		Robert Half International, Inc.	28,671
		Pollution Control--0.3%
445		Danaher Corp.	31,680
		Poultry Products--0.1%
368		Pilgrim's Pride Corp.	13,436
		Property Liability Insurance--4.8%
528		American Financial Group, Inc.	18,623
550		Berkley, W. R. Corp.	17,869
1,812		Chubb Corp.	97,540
545		HCC Insurance Holdings, Inc.	16,710
1,321		Loews Corp.	62,510
220		Ohio Casualty Corp.	6,961
114	[1]	Philadelphia Consolidated Holding Corp.	4,948
355		Reinsurance Group of America	22,120
544		SAFECO Corp.	36,307
3,166		The St. Paul Travelers Cos., Inc.	171,281
		TOTAL	454,869
		Railroad--1.7%
3,021		Norfolk Southern Corp.	160,838
		Recreational Goods--0.1%
367		International Game Technology	13,997
		Regional Bank--4.5%
510		BB&T Corp.	21,226
42		Central Pacific Financial Corp.	1,443
161		City National Corp.	11,788
228		Colonial BancGroup, Inc.	5,486
1,038		Comerica, Inc.	64,263
1,334		Fifth Third Bancorp	54,147
220		Huntington Bancshares, Inc.	4,880
1,964		KeyCorp	70,076
86		M & T Bank Corp.	9,575
890		National City Corp.	32,530
1,246		SunTrust Banks, Inc.	105,187
588		UnionBanCal Corp.	36,150
94		Zions Bancorp	7,689
		TOTAL	424,440
		Restaurants--0.5%
140	[1]	Buffalo Wild Wings, Inc.	9,139
100	[1]	P. F. Chang's China Bistro, Inc.	3,825
116	[1]	Starbucks Corp.	3,598
447		Yum! Brands, Inc.	27,651
		TOTAL	44,213
		Savings & Loan--0.3%
525		BankUnited Financial Corp.	11,366
174	[1]	FirstFed Financial Corp.	10,698
391		Hudson City Bancorp, Inc.	5,208
314		Newalliance Bancshares, Inc.	4,902
		TOTAL	32,174
		Securities Brokerage--6.1%
26		Bear Stearns Cos., Inc.	4,048
192		Goldman Sachs Group, Inc.	41,973
1,759		Lehman Brothers Holdings, Inc.	132,418
404		Merrill Lynch & Co., Inc.	36,453
4,401		Morgan Stanley	369,728
		TOTAL	584,620
		Semiconductor Distribution--0.4%
888	[1]	Avnet, Inc.	36,319
		Semiconductor Manufacturing--0.3%
248		Altera Corp.	5,590
393	[1]	Spansion, Inc., Class A	3,859
503		Xilinx, Inc.	14,828
		TOTAL	24,277
		Services to Medical Professionals--1.6%
234	[1]	Laboratory Corp. of America Holdings	18,472
741	[1]	Medco Health Solutions, Inc.	57,813
1,023	[1]	Wellpoint, Inc.	80,786
		TOTAL	157,071
		Shoes--0.1%
176	[1]	Crocs, Inc.	9,835
		Software Packaged/Custom--1.3%
699	[1]	Akamai Technologies, Inc.	30,812
608	[1]	Computer Sciences Corp.	33,768
2,125	[1]	Oracle Corp.	39,950
11		Quality Systems, Inc.	445
219	[1]	THQ, Inc.	7,308
452	[1]	ValueClick, Inc.	12,927
		TOTAL	125,210
		Specialty Chemicals--0.2%
126		Cabot Corp.	5,708
149		Minerals Technologies, Inc.	9,479
74	[1]	OM Group, Inc.	3,887
		TOTAL	19,074
		Specialty Retailing--0.6%
339	[1]	AutoNation, Inc.	6,929
134	[1]	Bed Bath & Beyond, Inc.	5,459
374		Borders Group, Inc.	7,895
902	[1]	CarMax, Inc.	22,478
234	[1]	Expedia, Inc.	5,527
222		PetSmart, Inc.	7,368
		TOTAL	55,656
		Telecommunication Equipment & Services--2.0%
102	[1]	Comtech Telecommunications Corp.	3,861
4,306		Qualcomm, Inc.	188,603
		TOTAL	192,464
		Telephone Utility--0.6%
1,008		Embarq Corp.	60,520
		Trucking--0.2%
140		Con-way, Inc.	7,648
149		Ryder System, Inc.	7,843
		TOTAL	15,491
		Undesignated Consumer Cyclical--0.3%
169	[1]	Alliance Data Systems Corp.	10,759
52	[1]	ITT Educational Services, Inc.	5,055
268	[1]	TeleTech Holdings, Inc.	10,112
		TOTAL	25,926
		Undesignated Health--0.0%
94		IMS Health, Inc.	2,757
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,376,073)	9,450,410
		REPURCHASE AGREEMENT-1.1%
$100,000		Interest in $250,000,000 joint repurchase agreement 5.13%, dated 4/30/2007 under which Mizuho Securities USA, Inc., will repurchase U.S. Treasury securities with various maturities to 2/15/2017 for $250,035,625 on 5/1/2007. The market value of the underlying securities at the end of the period was $255,036,338. (AT COST)	100,000
		TOTAL INVESTMENTS –100.2% (IDENTIFIED COST $8,476,073)[2]	9,550,410
		OTHER ASSETS AND LIABILITIES – NET –(0.2)%	(14,664)
		TOTAL NET ASSETS – 100%	$9,535,746
1	Non-income producing security.
2
At April 30, 2007, the cost of investments for federal tax purposes was $8,476,073. The net unrealized appreciation of investments for federal tax purposes was $1,074,337. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,120,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,233.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

•
prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors; prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors;

•	for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices.  The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management.  An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated MDT Series

By                      /S/ ___Richard A. Novak___

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ ___J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      June 13, 2007

By                      /S/ ___Richard A. Novak__

Richard A. Novak
Principal Financial Officer

Date                      June 13, 2007